PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.2%
Asset-Backed Securities 29.4%
Automobiles 0.5%
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740%	11/14/25	1,200	$ 1,207,073
Series 2019-01A, Class A, 144A	3.630	09/14/27	8,300	8,741,685
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,700	1,790,255
				11,739,013
Collateralized Loan Obligations 20.9%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.101(c)	07/15/30	1,750	1,745,163
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A	—(p)	01/20/32	15,000	14,999,940
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.111(c)	07/15/29	2,500	2,501,123
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.103(c)	07/16/29	2,000	2,000,980
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.143(c)	01/16/30	4,500	4,511,889

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.766(c)	04/23/31	5,000	4,975,642
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.159(c)	07/18/30	2,000	1,998,637
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	07/15/29	3,500	3,499,126
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	10/15/30	9,250	9,248,763

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.186(c)	01/17/28	4,000	3,979,965
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.039(c)	07/20/31	3,000	2,996,624

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.062%(c)	04/22/30	10,500	$ 10,482,351
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.912(c)	01/22/31	8,000	7,982,079
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.051(c)	07/15/30	4,000	3,989,636
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.610(c)	02/15/29	20,000	19,906,664
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.891(c)	02/05/31	15,250	15,239,493
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.086(c)	10/23/29	3,000	3,002,390
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.289(c)	04/20/32	14,750	14,809,980
Series 2019-01A, Class A2, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.969(c)	04/20/32	17,000	17,014,183
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011(c)	01/15/31	8,000	7,996,282
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.097(c)	07/18/30	8,000	8,002,787

KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549(c)	05/20/29	18,000	18,000,371
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.939(c)	04/21/31	7,500	7,462,182
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.619(c)	04/21/31	18,000	17,913,458
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	3.611(c)	07/15/31	22,500	22,499,289
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.053(c)	01/16/31	8,000	7,959,867

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.831%(c)	04/15/29	10,000	$9,999,081

OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.091(c)	07/15/30	5,750	5,751,768
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	3.586(c)	04/17/31	4,000	4,004,229
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.020(c)	10/30/30	3,000	2,995,634
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 0.000%)	3.309(c)	01/20/29	22,750	22,748,453
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.469(c)	04/20/31	3,000	2,977,376
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.966(c)	01/17/31	10,000	9,976,709
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.097(c)	07/20/30	5,750	5,757,052
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.943(c)	07/16/31	12,000	12,004,525

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.086(c)	10/17/30	4,750	4,740,612
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.969(c)	07/25/31	5,000	4,986,482
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.849(c)	04/20/31	1,500	1,489,856
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.594(c)	05/07/31	12,500	12,502,265
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.180(c)	08/15/30	2,500	2,498,804
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.109(c)	10/20/28	14,750	14,739,300
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.074(c)	07/25/30	8,500	8,472,552

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.039%(c)	10/20/30	8,750	$8,733,289

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.421(c)	01/15/31	19,000	18,717,364
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	3.061(c)	07/15/29	5,500	5,501,136
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.231(c)	07/15/27	12,880	12,815,415
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.004(c)	01/25/31	4,500	4,484,714
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.394(c)	01/25/31	3,000	2,970,027

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.331(c)	04/15/29	4,000	3,993,293
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.711(c)	07/15/27	6,984	6,983,667
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.041(c)	10/15/30	2,750	2,749,676
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	2.719(c)	01/18/29	9,000	8,998,552
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.069(c)	10/20/29	7,000	6,998,137
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.986(c)	01/17/31	10,500	10,498,977

York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.952(c)	01/22/31	3,000	2,998,653
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.021(c)	07/15/31	12,800	12,439,466

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	3.201%(c)	07/15/29	8,750	$ 8,701,644
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.121(c)	04/15/30	4,750	4,699,642
				482,647,214
Consumer Loans 1.7%
Lendmark Funding Trust, Series 2018-02A, Class A, 144A	4.230	04/20/27	3,200	3,310,267
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.477(c)	09/14/32	3,174	3,175,578
Series 2017-01A, Class C, 144A	3.350	09/14/32	700	705,418
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260	10/10/23	7,500	7,555,738
Series 2018-B, Class A, 144A	3.910	07/08/24	2,050	2,079,397
Series 2018-B, Class B, 144A	4.500	07/08/24	500	509,378
Series 2018-B, Class C, 144A	5.430	07/08/24	1,000	1,025,049
Series 2018-C, Class A, 144A	4.100	10/08/24	3,200	3,264,160
Series 2018-C, Class B, 144A	4.590	10/08/24	1,300	1,349,163
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,061,325
Series 2018-D, Class A, 144A	4.150	12/09/24	2,300	2,357,094
Series 2018-D, Class B, 144A	4.830	12/09/24	1,200	1,235,746
Series 2019-A, Class B, 144A	3.870	08/08/25	4,860	4,946,978
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.511(c)	02/25/23	1,650	1,659,507
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.311(c)	08/25/25	3,400	3,422,387
				38,657,185
Home Equity Loans 1.0%
ABFC Trust, Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.361(c)	06/25/34	1,033	1,005,774
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 0.600%)	2.861(c)	10/25/34	2,299	2,297,226

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711%(c)	10/25/33	17	$ 16,372
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	2.341(c)	11/25/33	1,758	1,688,461
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)	2.621(c)	11/25/33	3,546	3,404,634
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)	2.321(c)	10/25/32	684	681,965
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 0.590%)	2.841(c)	06/25/43	98	97,321
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 0.730%)	2.756(c)	01/25/34	2,418	2,379,657
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)	3.236(c)	12/25/34	1,864	1,863,558

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)	2.501(c)	01/25/35	1,050	1,049,909
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	4.136(c)	08/25/33	912	948,677
Merrill Lynch Mortgage Investors Trust, Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.661(c)	08/25/32	2,250	2,238,026
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.681(c)	10/25/33	1,982	1,982,183
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	09/25/33	487	485,580
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.681(c)	10/25/33	539	538,881
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	2.606(c)	06/25/34	651	636,637

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

RASC Trust, Series 2005-KS11, Class M1, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)	2.061%(c)	12/25/35	136	$ 135,585
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	2.441(c)	02/25/34	915	891,519
				22,341,965
Other 0.1%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.011(c)	04/25/23	3,200	3,230,048
Residential Mortgage-Backed Securities 3.0%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	2.301(c)	08/25/32	312	299,580
Series 2003-04, Class 1A5	5.123	05/25/33	577	595,983
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)	2.291(c)	02/25/35	265	256,663
Series 2005-WF01, Class A5	5.010(cc)	11/25/34	6	6,549
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	07/25/33	687	684,597
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	2.081(c)	08/25/34	7,769	7,495,718
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	11/25/34	428	428,223

Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	7,316	7,383,973
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32	113	113,196
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.681(c)	11/25/33	626	616,249

CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	2.411(c)	03/25/34	73	72,645
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	09/25/33	1,632	1,622,080

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	2.421%(c)	08/25/34		739	$ 725,623
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	2.456(c)	03/25/35		2,361	2,302,052
GSAMP Trust,
Series 2003-HE02, Class A1A, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)	2.261(c)	08/25/33		532	519,659
Series 2004-AR01, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	2.861(c)	06/25/34		1,152	1,152,494
Series 2004-NC02, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	2.561(c)	10/25/34		1,787	1,699,081
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	2.281(c)	08/25/33		1,288	1,245,649
Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.220%)	2.101(c)	06/25/34		896	871,996

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.561(c)	05/25/34		229	223,586
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH01, Class M3, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)	2.501(c)	01/25/36		116	116,134
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.561(c)	11/25/34		1,063	1,052,476
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	2.486(c)	05/25/35		1,646	1,621,307
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.661(c)	09/25/34		2,743	2,695,035
Series 2005-03, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	2.321(c)	04/25/35		405	405,270

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	11,667	12,913,221
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		1,865	1,899,767

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-02, Class A1, 144A	3.250%(cc)	03/25/58		11,930	$ 12,228,891
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		7,314	7,639,710
					68,887,407
Student Loans 2.2%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		9,249	9,632,574
Series 2019-A, Class R, 144A	0.000	10/25/48		7,332	555,786
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		10,770	11,183,984
Series 2019-D, Class 1PT, 144A	2.460(cc)	01/16/46		11,363	11,783,030
Series 2019-F, Class PT1, 144A	1.870(cc)	02/15/45		11,924	12,168,752

SoFi RR Funding Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.911(c)	11/29/24		6,796	6,792,373
					52,116,499

Total Asset-Backed Securities (cost $677,112,308)					679,619,331
Bank Loans 3.4%
Building Materials 0.5%
Clay Holdco BV (Netherlands),
Facility B Loan, 3 Month EURIBOR + 5.000%	5.000(c)	11/01/26	EUR	5,400	6,000,099
Term Loan, 3 Month EURIBOR + 9.000%	9.000(c)	11/01/27	EUR	5,400	6,000,099
					12,000,198
Chemicals 0.1%
Starfruit Finco BV (Netherlands), Initial Euro Term Loan, 1 Month EURIBOR + 3.250%	3.250(c)	10/01/25	EUR	1,580	1,756,347
Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 3 Month LIBOR + 8.500%	10.159(c)	09/29/25		1,706	1,719,047
Term B USD Loan, 1 Month LIBOR + 3.750%	5.399(c)	09/30/24		1,168	1,172,388
					2,891,435

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Foods 0.7%
Casino Guichard Perrachon SA (France), Term Loan B, 2 Month EURIBOR + 5.500%	5.500%(c)	01/31/24	EUR	3,700	$ 4,134,261
Froneri Finco SARL (United Kingdom), Term Loan^	—(p)	01/30/28		5,400	6,078,703
Sigma Bidco BV (Netherlands), Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%	4.702(c)	07/02/25	GBP	3,700	4,840,045
					15,053,009
Healthcare-Products 0.0%
Avantor Funding, Inc., Term Loan	—(p)	11/21/24		480	536,416
Household Products/Wares 0.2%
Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250%	3.250(c)	09/06/24	EUR	4,216	4,570,415
Leisure Time 0.1%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500%	4.500(c)	09/12/25	EUR	2,525	2,776,848
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.958(c)	03/03/24	GBP	358	463,688
					3,240,536
Oil & Gas 0.2%
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928(c)	06/24/24		4,275	4,253,625
Pharmaceuticals 0.2%
Ceva Sante Animale SA (France), Term Loan, 3 Month EURIBOR + 4.750%	4.750(c)	04/13/26	EUR	2,125	2,372,689
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.500%	5.298(c)	08/21/24	GBP	1,700	2,244,850
					4,617,539
Retail 1.0%
BBD Bidco Ltd. (United Kingdom), Facility B-1 Loan, 3 Month GBP LIBOR + 4.750%	5.545(c)	11/13/26	GBP	2,400	3,181,085

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%^	9.961%(c)	04/20/26		746	$ 726,960
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750(c)	04/20/26	EUR	421	463,452
Term B, 3 Month GBP LIBOR + 4.750%	5.542(c)	02/06/25	GBP	1,105	1,431,995
Term B-1, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	2,436	2,680,752

Stonegate Pub Co. Ltd., Term Loan^	—(p)	10/31/27		10,900	14,105,581
					22,589,825
Telecommunications 0.3%
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.188(c)	02/02/24		3,929	3,870,354
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.645(c)	10/10/24		2,736	2,329,544
					6,199,898

Total Bank Loans (cost $76,804,956)					77,709,243
Commercial Mortgage-Backed Securities 8.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35		2,700	2,652,071
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35		2,700	2,604,674

BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	3.125(c)	03/15/37		11,875	11,870,945
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.326(c)	10/15/36		14,650	14,715,581
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.032(cc)	05/15/45		10,937	369,100
Series 2015-LC19, Class XB, IO, 144A	0.350(cc)	02/10/48		123,049	1,549,814

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.326(c)	05/15/36		15,000	15,059,346
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.442(cc)	04/05/33		6,850	6,858,905
Series 2017-LSTK, Class E, 144A	3.442(cc)	04/05/33		12,575	12,573,713

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095%	04/15/51		9,000	$ 9,878,998
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.376(c)	05/15/35		3,365	3,369,249
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.676(c)	05/15/35		12,994	13,029,149

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		15,500	16,030,004
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.169(cc)	04/25/20		1,435	56
Series K008, Class X1, IO	1.632(cc)	06/25/20		14,643	12,608
Series K010, Class X1, IO	0.288(cc)	10/25/20		17,274	7,936
Series K018, Class X1, IO	1.445(cc)	01/25/22		14,444	255,459
Series K020, Class X1, IO	1.507(cc)	05/25/22		18,854	455,833
Series K021, Class X1, IO	1.556(cc)	06/25/22		3,960	104,185
Series K025, Class X1, IO	0.943(cc)	10/25/22		86,633	1,534,272
Series K055, Class X1, IO	1.499(cc)	03/25/26		22,869	1,563,819
Series K066, Class X1, IO	0.889(cc)	06/25/27		234,924	10,927,892
Series KC02, Class X1, IO	0.505(cc)	03/25/24		142,116	1,921,371

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.628(cc)	02/10/46		103,126	1,504,536
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.601(cc)	04/10/47		28,307	499,177
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	5,616,689
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.472(cc)	08/15/47		45,056	678,196
Series 2015-C27, Class XB, IO	0.554(cc)	02/15/48		52,766	1,043,084

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		25,950	27,218,444
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.651(cc)	04/15/46		34,956	572,597
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XB, IO, 144A	0.390(cc)	08/15/45		65,968	432,737
Series 2013-C08, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	874,581

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.299(c)	01/23/29	GBP	9,500	12,599,119
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class XB, IO, 144A	0.471(cc)	04/10/46		140,883	1,697,302
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50		10,000	10,687,340

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-C40, Class A3	3.317%	10/15/50		3,380	$ 3,646,535

Total Commercial Mortgage-Backed Securities (cost $188,694,242)					194,415,317
Corporate Bonds 34.9%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		2,925	2,899,225
Aerospace & Defense 0.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		9,325	9,163,214
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		6,750	6,412,100
					15,575,314
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		529	525,686
Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000	01/15/27		2,023	2,160,097
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23		790	831,798
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26		87	93,328
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		593	649,437
United Airlines 2013-1 Class A, Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27		1,844	1,997,345
					5,732,005
Apparel 0.1%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	1,675	2,085,523

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.6%
BMW US Capital LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.258%(c)	04/12/21	820	$ 822,155
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.350	11/01/22	5,685	5,771,468
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	1,555	1,838,753
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	2,150	2,183,185
Gtd. Notes, 144A	4.000	11/12/21	2,810	2,912,080
				13,527,641
Auto Parts & Equipment 0.9%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	2,700	2,549,270
Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000	05/15/26	1,400	1,533,111
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	3,200	3,265,029
Gtd. Notes(a)	6.500	04/01/27	2,650	2,710,381

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	1,800	1,671,873
Lear Corp., Sr. Unsec’d. Notes	5.250	01/15/25	5,375	5,545,480
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes	4.750	01/23/25	2,800	2,896,666
				20,171,810
Banks 5.7%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	3,000	3,078,594
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875	04/25/21	750	769,433
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	–(rr)	8,820	9,867,095
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	6,850	7,238,079
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)	2,975	2,975,102
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,555	1,687,503
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,905	2,085,878
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,652,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes	6.750%	10/31/23	EUR	950	$ 1,090,522
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)		12,685	12,902,078
Sr. Unsec’d. Notes	3.200	10/21/26		1,145	1,213,974
Sr. Unsec’d. Notes	3.887(ff)	01/10/28		980	1,076,238
Sr. Unsec’d. Notes	8.125	07/15/39		620	1,065,456
Sub. Notes	4.400	06/10/25		405	447,374
Sub. Notes	4.750	05/18/46		395	489,569

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	3.625	09/09/24		2,375	2,546,604
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750	03/26/25		1,200	1,287,375
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22		5,460	5,521,575
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750	05/02/24		5,495	5,869,917
Discover Bank,
Sr. Unsec’d. Notes(a)	4.200	08/08/23		5,500	5,893,756
Sub. Notes(a)	7.000	04/15/20		800	807,913
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)		5,225	5,256,376
Sr. Unsec’d. Notes(a)	3.814(ff)	04/23/29		1,595	1,756,271
Sr. Unsec’d. Notes(a)	3.850	01/26/27		3,940	4,277,579
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		170	191,549

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30		3,800	3,840,686
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)		1,500	1,569,150
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.240(c)	–(rr)		64	64,579
Jr. Sub. Notes, Series Q	5.150(ff)	–(rr)		3,725	3,895,016
Jr. Sub. Notes, Series R	6.000(ff)	–(rr)		7,707	8,308,730
Jr. Sub. Notes, Series X	6.100(ff)	–(rr)		3,400	3,744,424
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.441(c)	–(rr)		13,110	13,192,693
Sr. Unsec’d. Notes	4.375	01/22/47		1,260	1,569,300
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29		1,750	1,928,524
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26		605	663,218
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30		2,135	2,466,531

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	3.591%(ff)	07/22/28		1,125	$ 1,220,995
Sub. Notes, MTN	4.100	05/22/23		1,710	1,821,457

People’s United Bank NA, Sub. Notes	4.000	07/15/24		325	340,423
State Street Corp., Jr. Sub. Notes, Series F	5.250(ff)	–(rr)		2,555	2,606,104
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	5.875	03/16/23		2,435	2,561,466
					130,841,106
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39		250	410,507
Building Materials 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.450	11/19/29		2,180	2,323,843
Griffon Corp., Gtd. Notes	5.250	03/01/22		1,975	1,976,377
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24		4,725	4,900,153
					9,200,373
Chemicals 2.2%
Ashland LLC, Gtd. Notes	6.875	05/15/43		4,100	4,795,477
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	5.875	01/31/50		2,300	2,382,622
CF Industries, Inc.,
Gtd. Notes(a)	4.950	06/01/43		1,765	1,884,237
Gtd. Notes(a)	5.375	03/15/44		1,300	1,464,124

Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	1,500	1,513,767
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		3,525	3,608,995
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24		5,980	6,537,002
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27		1,575	1,631,951

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes	4.875%	03/15/44		165	$ 187,775
Gtd. Notes	5.250	07/15/43		10	11,831

Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	1,000	1,139,757
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27		4,625	4,700,332
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,579,388
Sr. Unsec’d. Notes	6.125	01/15/41		170	220,595

OCI NV (Netherlands), Sr. Sec’d. Notes	5.000	04/15/23	EUR	700	800,176
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A(a)	5.500	01/15/48		480	522,285
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		5,885	6,063,328
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes(a)	3.450	08/01/25		635	679,214
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Gtd. Notes(a)	6.500	10/01/26	EUR	7,650	8,911,978
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		1,700	1,767,846
					50,402,680
Commercial Services 2.0%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	155,595
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,510,808

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		6,350	6,826,319
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,400	1,555,362
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	5,000	5,724,182
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,500	1,634,463

Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500	10/01/21		1,675	1,678,172
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	3,500	4,214,981
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	7,700	9,707,169

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Techem Verwaltungsgesellschaft 674 mbH (Germany), Sr. Sec’d. Notes	6.000%	07/30/26	EUR	2,843	$ 3,397,389
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28		5,979	6,235,445
Gtd. Notes	5.250	01/15/30		1,200	1,289,918
Gtd. Notes	5.500	05/15/27		1,600	1,701,873
					46,631,676
Computers 0.1%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		2,769	2,957,264
Diversified Financial Services 0.4%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		2,000	2,165,694
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	219,522
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		800	814,024
Gtd. Notes, 144A	8.125	07/15/23		2,450	2,601,909
Gtd. Notes, 144A	9.125	07/15/26		3,700	4,112,103
					9,913,252
Electric 1.9%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		3,015	3,105,532
Calpine Corp.,
Sr. Unsec’d. Notes	5.750	01/15/25		10,700	10,994,603
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		1,750	1,741,601

Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42		50	58,414
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		4,625	4,969,908
Sr. Unsec’d. Notes	5.750	01/26/21		5,755	5,767,318
Sr. Unsec’d. Notes, 144A(a)	5.750	01/26/21		2,900	2,906,207
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		5,635	5,721,881
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	202,466

Evergy Kansas Central, Inc., First Mortgage	4.100	04/01/43		325	381,517

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		800	$ 1,053,875
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		2,595	2,682,256
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,658,038
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27		175	188,082
Gtd. Notes, 144A(a)	5.250	06/15/29		950	1,024,626

Vistra Operations Co. LLC, Gtd. Notes, 144A(a)	5.000	07/31/27		1,570	1,616,767
					44,073,091
Electrical Components & Equipment 0.5%
Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26	EUR	6,700	7,767,809
Gtd. Notes, 144A	4.625	07/15/26	EUR	2,600	3,014,374
					10,782,183
Electronics 0.3%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		80	85,375
Sr. Unsec’d. Notes	5.625	12/15/20		5,400	5,563,034

Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25		955	1,029,631
					6,678,040
Energy-Alternate Sources 0.0%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		850	858,841
Engineering & Construction 0.3%
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		1,375	1,480,739
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		3,000	3,130,540
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,500	1,645,195
					6,256,474

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.9%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750%	06/15/25		1,908	$ 1,699,554
Gtd. Notes(a)	5.875	11/15/26		1,150	1,001,333
Gtd. Notes(a)	6.375	11/15/24	GBP	2,625	3,294,780

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		4,025	4,089,890
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750	11/01/21	EUR	3,000	3,194,064
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	550	738,985
Sec’d. Notes, 144A	4.875	02/28/47	GBP	200	272,683

Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		3,233	3,355,832
Pinewood Finance Co. Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	1,900	2,559,129
Scientific Games International, Inc., Gtd. Notes, 144A	8.250	03/15/26		450	485,779
					20,692,029
Foods 0.9%
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	3,400	5,142,866
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750	06/15/23		1,185	1,208,796
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/15/30		100	108,306
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625	10/01/39		440	478,592
Gtd. Notes, 144A	4.875	10/01/49		5,810	6,384,408
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		995	1,171,137
Gtd. Notes, 144A	4.200	04/01/59		865	1,057,200

Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500	11/30/24	EUR	3,300	3,542,154

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000%(c)	11/30/23	EUR	2,075	$ 2,221,273
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.500	12/15/29		300	318,333
					21,633,065
Forest Products & Paper 0.0%
Georgia-Pacific LLC,
Gtd. Notes, 144A	5.400	11/01/20		35	35,880
Sr. Unsec’d. Notes	7.375	12/01/25		400	515,620
					551,500
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,900	3,099,280
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	931,367
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		125	145,573
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,580,117
					5,756,337
Healthcare-Products 0.2%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	500	622,159
Gtd. Notes	2.250	03/07/39	EUR	705	927,314
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,382,457
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	908,033
					3,839,963
Healthcare-Services 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	459,374
Sr. Unsec’d. Notes	4.500	05/15/42		530	595,695
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	774,988

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Anthem, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.650%	01/15/43	120	$ 138,666
Sr. Unsec’d. Notes	5.100	01/15/44	515	625,633
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	5,225	5,836,292
Gtd. Notes(a)	5.875	02/01/29	300	354,104

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	25	25,641
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	92,259
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	3,175	3,539,348
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	450	476,470
Sr. Sec’d. Notes, 144A	5.125	11/01/27	1,500	1,569,237
Sr. Unsec’d. Notes(a)	7.000	08/01/25	3,150	3,272,959
Sr. Unsec’d. Notes	8.125	04/01/22	46	50,357
				17,811,023
Home Builders 1.7%
Beazer Homes USA, Inc., Gtd. Notes, 144A	7.250	10/15/29	3,625	3,966,108
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	5,000	5,065,537
KB Home, Gtd. Notes(a)	7.500	09/15/22	3,425	3,856,802
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	2,500	2,674,909
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	3,692	3,985,397
Gtd. Notes(a)	6.000	06/01/25	1,275	1,442,067

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	3,125	3,119,598
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	4,000	4,494,507

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875%	06/15/27		2,700	$ 3,011,690
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25		7,625	7,849,974
					39,466,589
Household Products/Wares 0.3%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	6,260	6,824,064
Insurance 0.7%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36		215	293,362
Sr. Unsec’d. Notes	6.100	10/01/41		280	399,532
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A(a)	3.951	10/15/50		2,530	2,762,968
Gtd. Notes, 144A	4.250	06/15/23		436	467,363
Gtd. Notes, 144A	4.569	02/01/29		1,614	1,861,450

Lincoln National Corp., Sr. Unsec’d. Notes(a)	7.000	06/15/40		695	1,046,264
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,020	2,157,678
Sr. Unsec’d. Notes	5.000	03/30/43		3,125	3,620,375

Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43		975	1,152,090
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47		640	762,236
Sub. Notes, 144A	4.900	09/15/44		1,950	2,500,502
Sub. Notes, 144A	6.850	12/16/39		54	81,570
					17,105,390
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22		75	77,311
Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125	08/08/25		1,000	1,111,053
					1,188,364

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	50	$ 52,479
Media 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,336,213
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,625	2,673,865
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	2,100	2,248,880
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	2,975	3,135,181
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	2,115	2,265,865
Sr. Sec’d. Notes	6.384	10/23/35	2,640	3,432,575
Sr. Sec’d. Notes	6.834	10/23/55	485	648,249

Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24	1,914	2,083,860
Comcast Corp.,
Gtd. Notes(h)	4.150	10/15/28	2,605	2,988,030
Gtd. Notes	4.250	10/15/30	890	1,044,566

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625	08/15/27	1,785	1,670,656
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	4,550	4,777,584
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	4,705	4,754,522
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	09/15/22	1,292	1,311,555
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	3,000	3,149,292
				37,520,893
Mining 0.1%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,650	2,027,147
Miscellaneous Manufacturing 0.1%
Enerpac Tool Group Corp., Gtd. Notes(a)	5.625	06/15/22	3,075	3,093,782

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 2.8%
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23		3,500	$ 2,520,251
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		1,225	883,839
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		2,750	2,695,030

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,835	2,088,581
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		500	537,017
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22		1,304	1,289,554
Gtd. Notes, 144A	7.250	03/14/27		2,125	1,734,118

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		275	318,835
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26		2,700	2,760,750
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		730	773,131
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		2,020	2,191,623

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/28		700	614,213
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes	5.250	04/28/27		1,478	1,505,768
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24		3,700	3,728,875
Sr. Unsec’d. Notes, 144A	7.125	02/01/27		875	865,863
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.264(s)	10/10/36		3,000	1,566,250
Sr. Unsec’d. Notes	6.450	09/15/36		750	938,793
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	3,100	4,000,963
Gtd. Notes	5.375	10/01/29	GBP	800	1,184,079
Gtd. Notes	6.625	01/16/34	GBP	2,605	4,199,658
Gtd. Notes	6.900	03/19/49		5,680	6,930,557
Gtd. Notes, 144A(a)	5.093	01/15/30		529	580,598
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	1,400	1,658,589
Gtd. Notes	6.350	02/12/48		3,828	3,790,994
Gtd. Notes	6.500	03/13/27		1,550	1,679,256
Gtd. Notes	6.500	01/23/29		675	720,230
Gtd. Notes, 144A	6.840	01/23/30		100	108,356

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, 144A	7.690%	01/23/50		360	$ 395,205
Gtd. Notes, EMTN	2.750	04/21/27	EUR	100	107,280
Gtd. Notes, EMTN	4.875	02/21/28	EUR	400	478,832
Gtd. Notes, MTN	6.750	09/21/47		3,206	3,247,735

Range Resources Corp., Gtd. Notes, 144A(a)	9.250	02/01/26		3,400	3,004,226
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		5,100	4,748,644
Gtd. Notes, 144A	8.000	02/01/27		1,800	1,671,506
					65,519,199
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	125,874
Packaging & Containers 1.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	9,000	10,156,125
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	5,050	6,020,930
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes	5.750	10/15/20		8,334	8,354,870
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,190	1,258,885
					25,790,810
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.500	05/14/35		4,085	4,722,417
Sr. Unsec’d. Notes	4.700	05/14/45		940	1,085,173
Sr. Unsec’d. Notes, 144A(a)	4.050	11/21/39		2,500	2,725,587
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		1,625	1,777,201
Allergan Funding SCS,
Gtd. Notes(a)	4.550	03/15/35		4,155	4,790,097
Gtd. Notes	4.850	06/15/44		2,060	2,427,907
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	404,556
Gtd. Notes, 144A(a)	5.250	01/30/30		400	407,170

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	6.125%	04/15/25	1,075	$ 1,107,909
Gtd. Notes, 144A	7.250	05/30/29	1,200	1,346,383
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39	615	738,078
Sr. Unsec’d. Notes, 144A(a)	4.250	10/26/49	1,300	1,606,522
Sr. Unsec’d. Notes, 144A(h)	4.350	11/15/47	2,100	2,621,789
Sr. Unsec’d. Notes, 144A	5.000	08/15/45	1,510	2,020,254

Cigna Corp., Gtd. Notes	4.375	10/15/28	3,990	4,511,224
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	130	151,721
Sr. Unsec’d. Notes	5.050	03/25/48	690	835,715
Sr. Unsec’d. Notes	5.125	07/20/45	1,315	1,588,185
Sr. Unsec’d. Notes	5.300	12/05/43	485	591,931

Mylan NV, Gtd. Notes	5.250	06/15/46	520	601,899
				36,061,718
Pipelines 0.8%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20	227	227,402
Energy Transfer Operating LP,
Gtd. Notes	5.150	03/15/45	55	56,960
Gtd. Notes	5.300	04/15/47	125	132,754
Gtd. Notes	6.250	04/15/49	75	88,981
Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	3,360	3,420,884

Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54	2,700	3,234,081
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	512	566,290
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	130,380
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,632,455

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	160,872
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22	150	156,439
Sr. Unsec’d. Notes, 144A(a)	4.875	08/15/27	500	542,898

ONEOK, Inc., Gtd. Notes(a)	4.950	07/13/47	1,060	1,172,662

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600%	05/15/25		1,525	$ 1,534,839
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,850	1,968,820

Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47		60	64,648
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		1,875	1,873,907
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22		75	77,137
Sr. Unsec’d. Notes(a)	5.300	03/01/48		910	811,949
					17,854,358
Real Estate 0.4%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.375	11/26/24		1,905	1,970,531
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25		1,975	2,040,165
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,705,312
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,425	2,349,041
					10,065,049
Real Estate Investment Trusts (REITs) 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	3,775	4,655,056
Retail 1.5%
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24		1,000	1,057,244
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	8,700	9,577,011
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		2,975	1,490,803
Sr. Unsec’d. Notes	8.625	06/15/20		1,703	881,156

L Brands, Inc., Gtd. Notes	5.625	10/15/23		5,855	6,369,559

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43		705	$ 596,048
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27		1,650	1,480,330
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25		1,315	1,353,756
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		2,675	2,433,006
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		1,500	1,527,816
Gtd. Notes(a)	5.625	12/01/25		5,000	5,183,878

Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month GBP LIBOR + 4.375%	5.175(c)	03/15/22	GBP	2,425	3,205,537
					35,156,144
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	339,604
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		4,105	4,164,218
Gtd. Notes, 144A	3.125	10/15/22		3,155	3,237,780
					7,401,998
Software 0.4%
Infor US, Inc., Gtd. Notes	5.750	05/15/22	EUR	5,114	5,742,746
InterXion Holding NV (Netherlands), Gtd. Notes, 144A	4.750	06/15/25	EUR	3,600	4,287,069
					10,029,815
Telecommunications 1.5%
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28	EUR	750	844,435
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	2,500	2,772,625
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	2,300	2,589,600
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	3.800	02/15/27		1,350	1,470,052
Sr. Unsec’d. Notes	4.300	02/15/30		700	791,728

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.550%	03/09/49	275	$ 313,442
Sr. Unsec’d. Notes	4.850	03/01/39	5,720	6,798,039
Sr. Unsec’d. Notes(a)	5.350	09/01/40	750	938,776
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	825	892,286
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	1,425	1,430,932

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	725	691,955
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	327	327,000
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes	8.250	12/30/22	772	498,820
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250	09/30/22	728	195,916
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	2,050	1,320,580
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	2,350	1,859,660

Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	2,500	2,776,189
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23	2,000	1,635,000
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	2,700	2,115,676
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A(a)	3.400	03/01/27	465	479,235
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	2,000	2,214,947
Sprint Corp., Gtd. Notes(a)	7.875	09/15/23	1,000	1,061,787
				34,018,680
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes(a)	3.850	02/01/23	104	109,472

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750%	10/10/24	2,255	$ 2,377,584

Total Corporate Bonds (cost $771,821,897)				806,590,677
Municipal Bonds 1.7%
California 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds, Series F2	6.263	04/01/49	550	886,902
Los Angeles Department of Water & Power, Power System Revenue, BABs, Taxable, Revenue Bonds, Series SY(h)	6.008	07/01/39	3,610	4,858,916
University of California,
BABs, Revenue Bonds	5.770	05/15/43	390	546,538
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	703,781
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	787,172
				7,783,309
Colorado 0.1%
Regional Transportation District Sales Tax Revenue, BABs, Revenue Bonds, Series 2010-B	5.844	11/01/50	1,190	1,834,492
Illinois 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds, Series B	6.395	01/01/40	360	536,102
State of Illinois, General Obligation Unlimited, Taxable(a)	5.100	06/01/33	1,400	1,574,748
				2,110,850
New Jersey 0.2%
New Jersey Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	2,000	3,318,900
Rutgers State University of New Jersey , BABs, Revenue Bonds	5.665	05/01/40	200	268,276
				3,587,176
New York 0.0%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	623,596

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	180	$ 251,503
Puerto Rico 1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	9,346	10,340,882
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	10,104	11,348,004
				21,688,886
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	144,433

Total Municipal Bonds (cost $32,851,332)				38,024,245
Residential Mortgage-Backed Securities 5.4%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	1.851(c)	03/27/36	6,603	6,565,977
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	1.831(c)	05/27/36	1,137	1,135,395
Banc of America Funding Trust,
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	1.870(c)	05/26/37	943	940,811
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	3.424(c)	09/26/45	1,620	1,631,349
Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	653	651,899
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.361(c)	10/25/27	218	218,617
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	04/25/28	1,539	1,542,322
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.011(c)	08/25/28	1,200	1,203,143
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	08/25/28	1,200	1,205,687
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.511(c)	10/25/28	3,290	3,308,077

BVRT Financing Trust, Series 2019-01, Class F, 144A^	3.996	09/15/21	26,273	26,152,682

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.281%(c)	11/01/23	17,200	$ 17,200,000
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	4.453(cc)	02/25/37	105	107,485
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.781(c)	12/25/57	3,921	3,969,197
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.781(c)	01/25/57	2,892	2,955,596
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	1,692	1,710,046
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	3,461	3,478,170

Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	3.742(c)	01/25/40	200	202,258
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.361(c)	11/25/28	3,419	3,425,582
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	4.961(c)	10/25/27	1,000	1,079,054
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.442(c)	01/25/49	790	808,467

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	7,800	7,841,735
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	01/26/37	542	540,016
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	01/26/37	1,670	1,640,262
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	10/26/36	2,140	2,108,275
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	10/26/36	1,400	1,324,132

Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	10/25/28	1,107	1,108,409
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	4.629(cc)	07/25/35	94	93,913
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.542(c)	04/25/46	2,051	2,047,156
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.411(c)	01/25/48	3,695	3,690,761

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
New Residential Mortgage Loan Trust, (cont’d.)
Series 2018-RPL01, Class A1, 144A	3.500%(cc)	12/25/57		17,138	$17,781,575

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.211(c)	07/25/28		803	803,070
Park Avenue Funding Trust, Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.149(c)	05/27/21		4,179	4,202,217
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.061(c)	03/25/28		886	886,162
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.361(c)	03/25/28		1,240	1,248,844

Structured Asset Securities Corp., Series 2003-37A, Class 3A7	3.936(cc)	12/25/33		450	450,062

Total Residential Mortgage-Backed Securities (cost $123,217,124)					125,258,403
Sovereign Bonds 8.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.875	01/15/22	EUR	1,000	513,692
Sr. Unsec’d. Notes	4.625	01/11/23		2,800	1,298,509
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	3,970	1,838,095
Sr. Unsec’d. Notes	5.625	01/26/22		2,000	987,811
Sr. Unsec’d. Notes(a)	6.875	04/22/21		7,175	3,823,847
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,064	628,673
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	139	81,616

Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	2,755	3,009,905
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		757	791,573
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes(a)	5.333	02/15/28		6,363	6,854,050
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.875	01/30/60		4,225	4,234,141
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	10.500	03/24/20		789	789,002
Sr. Unsec’d. Notes	10.750	03/28/22		2,890	2,863,828
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, GMTN	4.750	04/11/25	EUR	1,995	2,386,036
Sr. Unsec’d. Notes, 144A, GMTN	6.375	04/11/31	EUR	2,320	2,799,631

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt Government International Bond (Egypt), (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.625%	04/16/30	EUR	3,000	$3,486,212

Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	8.250	01/24/24		3,825	4,270,862
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/23	EUR	767	937,979
Bonds	3.000(cc)	02/24/24	EUR	1,399	1,757,668
Bonds	3.000(cc)	02/24/25	EUR	533	684,523
Bonds	3.000(cc)	02/24/26	EUR	1,779	2,327,700
Bonds	3.000(cc)	02/24/27	EUR	571	760,010
Bonds	3.000(cc)	02/24/28	EUR	2,869	3,864,021
Bonds	3.000(cc)	02/24/29	EUR	1,658	2,246,246
Bonds	3.000(cc)	02/24/30	EUR	637	875,020
Bonds	3.000(cc)	02/24/31	EUR	1,831	2,495,822
Bonds	3.000(cc)	02/24/32	EUR	2,271	3,155,138
Bonds	3.000(cc)	02/24/33	EUR	539	750,497
Bonds	3.000(cc)	02/24/34	EUR	1,687	2,377,389
Bonds	3.000(cc)	02/24/35	EUR	2,383	3,357,440
Bonds	3.000(cc)	02/24/36	EUR	506	718,853
Bonds	3.000(cc)	02/24/37	EUR	601	855,855
Bonds	3.000(cc)	02/24/38	EUR	793	1,132,568
Bonds	3.000(cc)	02/24/39	EUR	1,830	2,629,404
Bonds	3.000(cc)	02/24/40	EUR	503	727,408
Bonds	3.000(cc)	02/24/41	EUR	555	805,310
Bonds	3.000(cc)	02/24/42	EUR	512	752,120
Bonds	3.500	01/30/23	EUR	3,385	4,122,941
Bonds	3.750	01/30/28	EUR	3,600	4,817,497
Bonds	4.000	01/30/37	EUR	2,500	3,624,892
Bonds	4.200	01/30/42	EUR	1,515	2,335,058
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	8,506,876
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	3,011,976
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	926,997
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,910	3,404,839
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,975	3,765,766
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	775	1,040,012
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		1,500	1,441,578
Sr. Unsec’d. Notes	6.752	03/09/23		4,715	4,753,213
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	617,244
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	2,250	2,777,596

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%	06/24/24		3,005	$ 3,259,426
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		600	223,158
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,650	704,961
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		12,083	13,987,599
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,000	3,642,587
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	3,860	6,578,143
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		2,300	2,793,811

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	4,029	5,386,913
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	145	171,573
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,000	4,553,246
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750	01/18/22		2,100	2,129,923
Sr. Unsec’d. Notes	6.250	10/04/20		3,950	3,999,529
Sr. Unsec’d. Notes	6.250	07/27/21		2,100	2,147,584
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		1,450	1,494,974
Sr. Unsec’d. Notes	6.250	09/26/22		3,425	3,661,221
Sr. Unsec’d. Notes	6.350	08/10/24		4,010	4,348,974
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		315	322,921
Sr. Unsec’d. Notes	7.750	09/01/21		350	372,365
Sr. Unsec’d. Notes	7.750	09/01/22		1,000	1,086,783
Sr. Unsec’d. Notes	8.994	02/01/24		350	401,231
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	4,765	5,245,258
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		8,173	8,378,530
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		3,650	3,883,239
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		2,960	3,216,877
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		800	917,099
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		1,800	2,242,662

Total Sovereign Bonds (cost $195,541,121)					204,165,526
U.S. Treasury Obligations 1.1%
U.S. Treasury Bonds	2.250	08/15/49		110	116,153
U.S. Treasury Bonds(k)	2.500	02/15/45		3,760	4,117,200
U.S. Treasury Bonds(k)	3.625	08/15/43		3,055	3,997,277
U.S. Treasury Notes(k)	2.250	11/15/24		3,960	4,129,228
U.S. Treasury Notes(k)	2.250	11/15/27		150	158,859

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(k)	2.500%	02/28/21	210	$ 212,240
U.S. Treasury Strips Coupon(h)(k)	2.174(s)	05/15/29	4,420	3,808,106
U.S. Treasury Strips Coupon(k)	2.783(s)	08/15/29	2,100	1,798,863
U.S. Treasury Strips Coupon(k)	2.878(s)	05/15/31	2,100	1,730,859
U.S. Treasury Strips Coupon(k)	3.042(s)	11/15/35	4,200	3,116,860
U.S. Treasury Strips Coupon(k)	3.202(s)	08/15/40	4,200	2,779,219
Total U.S. Treasury Obligations (cost $23,162,682)				25,964,864

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,719,465)	132,434	933,660

Total Long-Term Investments (cost $2,091,925,127)		2,152,681,266

Short-Term Investments 9.7%
Affiliated Mutual Funds 8.2%
PGIM Core Ultra Short Bond Fund(w)	87,042,364	87,042,364
PGIM Institutional Money Market Fund (cost $101,389,401; includes $101,218,326 of cash collateral for securities on loan)(b)(w)	101,394,064	101,414,343

Total Affiliated Mutual Funds (cost $188,431,765)		188,456,707
Options Purchased*~ 1.5%
(cost $93,961,804)		34,990,126

Total Short-Term Investments (cost $282,393,569)		223,446,833
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $2,374,318,696)		2,376,128,099

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Value
Options Written*~ (1.2)%
(premiums received $89,187,140)	$ (29,122,078)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.7% (cost $2,285,131,556)	2,347,006,021
Liabilities in excess of other assets(z) (1.7)%	(38,099,166)

Net Assets 100.0%	$ 2,308,906,855

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BROIS—Brazil Overnight Index Swap
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $47,080,982 and 2.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,476,037; cash collateral of $101,218,326 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		9,409	$ 114,093
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		22,870	260,552
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		46,333	542,596
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		46,980	579,425
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		10,000	112,733
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	30,600	46,166
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	30,000	8,113
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	30,000	23,255
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,000	19,040
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	33,500	505,501
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	67,000	280,860
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	13,500	181,401
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	13,500	181,401
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/11/20	6.00	—		39,000	6
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.50	—		35,500	128,882
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		30,000	34,957
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		74,000	5,020
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		37,000	509
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		74,000	361,726
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		39,000	3,681,708
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—		78,000	783,229
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—		35,500	242,247

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	39,000	$ 95,751
Currency Option USD vs CLP	Call	Bank of America, N.A.	02/13/20	1,000.00	—	17,800	1
Currency Option USD vs ILS	Call	Citibank, N.A.	02/26/20	3.95	—	19,125	44
Currency Option USD vs ILS	Call	Citibank, N.A.	03/04/20	3.80	—	36,000	370
Currency Option USD vs ILS	Call	Deutsche Bank AG	06/26/20	3.55	—	36,000	106,590
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	38,250	276,590
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—	38,250	72,335
Currency Option USD vs INR	Call	Bank of America, N.A.	03/31/20	88.00	—	35,500	119
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	39,000	19,260
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	39,000	379,141
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	78,000	215,445
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	7,000	68,159
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	39,000	346,267
Currency Option USD vs JPY	Call	Goldman Sachs International	10/27/23	115.00	—	33,000	292,995
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	02/26/20	1,275.00	—	36,000	6,572
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	19,500	684,787
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	36,000	545,585
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	36,000	113,481
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	02/26/20	30.00	—	39,000	—
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	51,000	1,103
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	117,000	19,534

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	58,500	$ 524,929
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	117,000	187,112
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	39,000	525,792
Currency Option USD vs RUB	Call	Deutsche Bank AG	02/27/20	82.00	—	35,500	58
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	33,000	103
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	35,500	799,943
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	39,000	64,639
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	39,000	696,540
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	78,000	408,667
Currency Option USD vs TRY	Call	Citibank, N.A.	03/20/20	6.75	—	9,870	6,692
Currency Option USD vs TRY	Call	Goldman Sachs International	04/03/20	15.00	—	31,000	56
Currency Option USD vs TRY	Call	Goldman Sachs International	04/09/20	8.50	—	17,250	1,929
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	35,000	61,323
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	39,000	167,736
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—	78,000	101,938
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	6.50	—	17,250	776,693
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	39,000	293,804
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—	78,000	185,401
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—	35,500	203,923
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/17/20	22.50	—	17,250	11,197
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—	37,000	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		39,000	$ 771,240
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		39,750	122,771
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		38,250	118,138
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		37,000	2,956,357
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		74,000	789,058
Currency Option USD vs ZAR	Call	Goldman Sachs International	12/21/21	16.50	—		17,250	1,432,099
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	04/27/20	58.00	—	AUD	133,500	14,189
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	25,500	633,313
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	216,000	1,521,564
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	216,000	4,776,849
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	30,600	106,347
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	30,000	10,799
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	30,000	1,169,723
Currency Option GBP vs JPY	Put	Bank of America, N.A.	03/11/20	100.00	—	GBP	30,300	25
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	30,300	72,712
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	63,000	68,668
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	31,500	358,277
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		30,000	1
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		36,000	3,522
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,000	98
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		37,000	2,161

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—	37,000	$ 9,628
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—	78,000	310,376
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—	78,000	642,785
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—	19,500	37,972
Currency Option USD vs JPY	Put	Bank of America, N.A.	03/27/20	101.50	—	72,800	43,306
Currency Option USD vs JPY	Put	Citibank, N.A.	03/27/20	105.50	—	36,400	104,241
Currency Option USD vs JPY	Put	Bank of America, N.A.	04/02/20	95.00	—	36,000	3,735
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/24/20	108.50	—	36,000	1,066,370
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	51,000	2,074
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	39,000	96,503
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	39,000	1,382,811
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	35,000	26
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	37,000	6,364
Total Options Purchased (cost $93,961,804)							$34,990,126
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	30,600	$ (46,166)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	30,000	(8,113)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	30,000	(23,255)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,000	(19,040)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	33,500	$ (505,501)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	67,000	(280,860)
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38	—	GBP	27,000	(362,802)
Currency Option USD vs BRL	Call	Bank of America, N.A.	03/27/20	4.50	—		35,500	(128,882)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		30,000	(34,957)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		74,000	(5,020)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		37,000	(509)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		74,000	(361,726)
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70	—		78,000	(1,509,650)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—		78,000	(783,229)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00	—		35,500	(242,247)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—		39,000	(95,751)
Currency Option USD vs CLP	Call	Bank of America, N.A.	10/27/21	1,000.00	—		17,800	(232,578)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/26/20	3.55	—		36,000	(106,590)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—		38,250	(276,590)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—		38,250	(72,335)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—		39,000	(19,260)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—		39,000	(379,141)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—		78,000	(215,445)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—		35,500	(201,154)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—		7,000	(68,159)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	02/26/20	1,275.00	—	36,000	$ (6,572)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/27/20	1,250.00	—	36,000	(161,416)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	19,500	(684,787)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00	—	36,000	(545,585)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	36,000	(113,480)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	51,000	(1,103)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	117,000	(19,534)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	58,500	(524,929)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	117,000	(187,112)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	39,000	(125,905)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	39,000	(125,905)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	33,000	(103)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	71,000	(526,745)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	39,000	(64,639)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	39,000	(696,540)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	78,000	(408,667)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—	35,000	(61,323)
Currency Option USD vs TRY	Call	Citibank, N.A.	07/28/20	6.75	—	9,870	(121,931)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	39,000	(167,736)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—	78,000	(101,938)
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	7.50	—	34,500	(603,578)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—		39,000	$ (293,804)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—		78,000	(185,401)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00	—		35,500	(95,841)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—		37,000	(11,989)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—		39,000	(771,239)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		78,000	(240,910)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—		37,000	(2,956,357)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—		74,000	(789,058)
Currency Option USD vs ZAR	Call	Goldman Sachs International	12/21/21	19.50	—		34,500	(1,312,815)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00	—	AUD	51,000	(539,125)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	432,000	(3,043,128)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	108,000	(2,388,425)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80	—	EUR	30,600	(106,347)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	30,000	(10,799)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	30,000	(1,169,723)
Currency Option GBP vs JPY	Put	Bank of America, N.A.	09/28/20	115.00	—	GBP	30,300	(49,390)
Currency Option GBP vs USD	Put	Bank of America, N.A.	07/27/20	1.23	—	GBP	30,300	(72,712)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	63,000	(68,667)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	31,500	(358,277)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		30,000	(1)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		37,000	(3,620)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		37,000	$ (2,161)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		37,000	(9,628)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75	—		78,000	(310,376)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—		39,000	(321,392)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—		19,500	(37,972)
Currency Option USD vs JPY	Put	Citibank, N.A.	03/27/20	101.50	—		72,800	(43,306)
Currency Option USD vs JPY	Put	Bank of America, N.A.	03/27/20	105.50	—		36,400	(104,241)
Currency Option USD vs JPY	Put	Bank of America, N.A.	10/28/20	98.00	—		71,000	(266,550)
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/24/20	102.00	—		72,000	(650,976)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—		51,000	(2,074)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—		39,000	(96,503)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—		39,000	(1,382,811)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—		35,000	(26)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—		37,000	(6,364)
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	5,000	—
Total OTC Traded (premiums received $89,000,836)								$(28,930,496)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$ 95.00	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	20,000	$ (36,150)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	03/18/20	$100.00	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	100,000	(68,546)
CDX.NA.HY.33.V2, 12/20/24	Put	Citibank, N.A.	03/18/20	$103.50	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	30,000	(52,613)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	03/18/20	$100.00	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	50,000	$ (34,273)
Total OTC Swaptions (premiums received $186,304)								$ (191,582)
Total Options Written (premiums received $89,187,140)								$(29,122,078)
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10,502	5 Year U.S. Treasury Notes	Mar. 2020	$1,263,603,896	$ 14,429,481
3,484	10 Year U.S. Treasury Notes	Mar. 2020	458,690,375	7,217,862
2,898	10 Year U.S. Ultra Treasury Notes	Mar. 2020	422,111,812	9,615,533
1,029	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	199,304,438	7,657,674
				38,920,550
Short Positions:
14,442	2 Year U.S. Treasury Notes	Mar. 2020	3,124,662,108	(10,805,484)
405	5 Year Euro-Bobl	Mar. 2020	60,619,342	(261,160)
394	10 Year Euro-Bund	Mar. 2020	76,486,476	(1,042,342)
902	20 Year U.S. Treasury Bonds	Mar. 2020	147,505,188	(4,993,523)
8	30 Year Euro Buxl	Mar. 2020	1,871,189	(48,450)
35	Euro Schatz Index	Mar. 2020	4,350,775	(5,463)
				(17,156,422)
				$ 21,764,128
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/28/20	Bank of America, N.A.	AUD	10,799	$ 7,753,494	$ 7,232,317	$ —	$ (521,177)
Expiring 02/28/20	Bank of America, N.A.	AUD	1,310	879,000	877,602	—	(1,398)
Expiring 02/28/20	Bank of America, N.A.	AUD	1,143	796,000	765,426	—	(30,574)
Expiring 02/28/20	Bank of America, N.A.	AUD	537	362,491	359,537	—	(2,954)
Expiring 02/28/20	Citibank, N.A.	AUD	1,562	1,074,000	1,046,025	—	(27,975)
Expiring 02/28/20	Citibank, N.A.	AUD	1,479	1,013,000	990,264	—	(22,736)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 02/28/20	Citibank, N.A.	AUD	951	$ 655,000	$ 637,136	$ —	$ (17,864)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	1,834	1,251,135	1,228,611	—	(22,524)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	1,760	1,190,000	1,178,740	—	(11,260)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	873	595,213	584,957	—	(10,256)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	7,473	5,234,273	5,005,122	—	(229,151)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	1,193	819,000	798,753	—	(20,247)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	968	658,000	648,336	—	(9,664)
Expiring 04/17/20	Barclays Bank PLC	AUD	2,038	1,410,158	1,366,410	—	(43,748)
Expiring 04/17/20	Barclays Bank PLC	AUD	1,005	695,000	673,634	—	(21,366)
Expiring 04/17/20	Barclays Bank PLC	AUD	965	660,000	646,949	—	(13,051)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	8,982	6,315,494	6,047,008	—	(268,486)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	3,823	2,744,880	2,573,686	—	(171,194)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	10,379	7,128,123	6,991,096	—	(137,027)
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	2,196	1,544,350	1,479,020	—	(65,330)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	6,597	4,538,898	4,452,346	—	(86,552)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	2,208,096	2,162,505	—	(45,591)
Brazilian Real,
Expiring 02/04/20	BNP Paribas S.A.	BRL	3,827	923,000	893,333	—	(29,667)
Expiring 02/04/20	Citibank, N.A.	BRL	5,832	1,403,446	1,361,547	—	(41,899)
Expiring 02/04/20	Citibank, N.A.	BRL	4,946	1,189,100	1,154,594	—	(34,506)
Expiring 02/04/20	Goldman Sachs International	BRL	4,833	1,154,400	1,128,129	—	(26,271)
Expiring 02/04/20	Goldman Sachs International	BRL	4,824	1,152,100	1,126,096	—	(26,004)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	5,815	1,403,397	1,357,503	—	(45,894)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	5,869	1,405,006	1,370,178	—	(34,828)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	9,875	2,361,267	2,305,215	—	(56,052)
Expiring 03/03/20	Deutsche Bank AG	BRL	4,354	1,034,000	1,014,839	—	(19,161)
Expiring 03/31/20	Bank of America, N.A.	BRL	9,074	2,143,000	2,111,951	—	(31,049)
Expiring 03/31/20	Bank of America, N.A.	BRL	7,552	1,813,000	1,757,722	—	(55,278)
Expiring 03/31/20	Bank of America, N.A.	BRL	6,984	1,710,000	1,625,624	—	(84,376)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/20	Bank of America, N.A.	BRL	5,800	$ 1,382,000	$ 1,349,834	$ —	$ (32,166)
Expiring 03/31/20	Bank of America, N.A.	BRL	5,633	1,357,000	1,311,045	—	(45,955)
Expiring 03/31/20	Bank of America, N.A.	BRL	4,810	1,175,000	1,119,621	—	(55,379)
Expiring 03/31/20	Bank of America, N.A.	BRL	3,371	822,000	784,502	—	(37,498)
Expiring 03/31/20	Bank of America, N.A.	BRL	2,879	681,000	669,984	—	(11,016)
Expiring 03/31/20	Barclays Bank PLC	BRL	4,210	1,002,000	979,845	—	(22,155)
Expiring 03/31/20	Citibank, N.A.	BRL	8,899	2,228,603	2,071,177	—	(157,426)
Expiring 03/31/20	Citibank, N.A.	BRL	4,882	1,175,000	1,136,166	—	(38,834)
Expiring 03/31/20	Citibank, N.A.	BRL	4,212	1,028,000	980,267	—	(47,733)
Expiring 03/31/20	Citibank, N.A.	BRL	3,764	893,000	876,061	—	(16,939)
Expiring 03/31/20	Citibank, N.A.	BRL	2,949	725,000	686,358	—	(38,642)
Expiring 03/31/20	Deutsche Bank AG	BRL	42,866	10,500,000	9,977,016	—	(522,984)
Expiring 03/31/20	Deutsche Bank AG	BRL	41,393	9,633,000	9,634,121	1,121	—
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	6,160	1,436,000	1,433,794	—	(2,206)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	3,709	875,000	863,371	—	(11,629)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	3,163	753,000	736,175	—	(16,825)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	3,125	742,000	727,234	—	(14,766)
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	5,697	1,382,000	1,325,871	—	(56,129)
Expiring 06/30/20	Citibank, N.A.	BRL	29,119	7,301,000	6,748,564	—	(552,436)
Expiring 06/30/20	Deutsche Bank AG	BRL	47,619	10,804,000	11,035,886	231,886	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,245	796,000	752,115	—	(43,885)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	110	27,244	25,393	—	(1,851)
Expiring 07/29/20	Citibank, N.A.	BRL	5,001	1,240,072	1,157,138	—	(82,934)
Expiring 07/29/20	Deutsche Bank AG	BRL	13,339	3,349,389	3,086,253	—	(263,136)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	8,705	2,232,000	2,014,044	—	(217,956)
Expiring 08/31/20	Citibank, N.A.	BRL	14,166	3,527,000	3,271,752	—	(255,248)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	14,942	3,669,000	3,450,843	—	(218,157)
Expiring 12/23/20	Citibank, N.A.	BRL	46,304	11,302,000	10,618,905	—	(683,095)
Expiring 01/29/21	Citibank, N.A.	BRL	21,690	5,155,000	4,962,130	—	(192,870)
Expiring 01/29/21	Citibank, N.A.	BRL	15,948	3,819,240	3,648,561	—	(170,679)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	18,432	4,427,469	4,216,744	—	(210,725)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	10,588	2,644,000	2,422,284	—	(221,716)
Expiring 03/31/21	Citibank, N.A.	BRL	24,032	5,817,900	5,467,060	—	(350,840)
Expiring 03/31/21	Deutsche Bank AG	BRL	40,047	9,085,000	9,110,253	25,253	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	31,478	$ 7,523,532	$ 7,161,061	$ —	$ (362,471)
Expiring 09/30/21	Bank of America, N.A.	BRL	66,197	14,993,000	14,809,163	—	(183,837)
Expiring 09/30/21	Bank of America, N.A.	BRL	38,490	9,030,000	8,610,804	—	(419,196)
British Pound,
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	GBP	2,916	3,788,269	3,852,989	64,720	—
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	GBP	160	210,330	210,798	468	—
Expiring 04/15/20	Bank of America, N.A.	GBP	566	747,000	748,372	1,372	—
Expiring 04/15/20	Bank of America, N.A.	GBP	392	515,000	518,122	3,122	—
Expiring 04/15/20	BNP Paribas S.A.	GBP	370	484,000	489,088	5,088	—
Expiring 04/15/20	Deutsche Bank AG	GBP	561	737,000	742,861	5,861	—
Expiring 07/29/20	HSBC Bank USA, N.A.	GBP	2,084	2,717,890	2,765,072	47,182	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	11,666	14,795,754	15,478,565	682,811	—
Expiring 11/27/20	Bank of America, N.A.	GBP	7,548	10,004,874	10,041,681	36,807	—
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	7,939	6,088,622	5,998,941	—	(89,681)
Expiring 04/17/20	BNP Paribas S.A.	CAD	1,095	840,000	827,763	—	(12,237)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	829	626,500	626,456	—	(44)
Chilean Peso,
Expiring 02/28/20	Bank of America, N.A.	CLP	407,093	530,000	508,465	—	(21,535)
Expiring 02/28/20	Bank of America, N.A.	CLP	369,957	494,000	462,081	—	(31,919)
Expiring 03/18/20	Bank of America, N.A.	CLP	994,336	1,288,000	1,241,676	—	(46,324)
Expiring 03/18/20	BNP Paribas S.A.	CLP	768,284	996,006	959,394	—	(36,612)
Expiring 03/18/20	BNP Paribas S.A.	CLP	756,214	974,000	944,321	—	(29,679)
Expiring 03/18/20	Citibank, N.A.	CLP	2,016,570	2,515,000	2,518,188	3,188	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	1,569,009	1,978,000	1,959,298	—	(18,702)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	776,082	980,000	969,131	—	(10,869)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	40,990	5,777,682	5,852,976	75,294	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	7,404	1,045,000	1,057,201	12,201	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	6,991	990,000	998,286	8,286	—
Expiring 02/14/20	Citibank, N.A.	CNH	16,725	2,383,500	2,388,211	4,711	—
Expiring 02/14/20	Citibank, N.A.	CNH	9,726	1,387,000	1,388,786	1,786	—
Expiring 02/14/20	Citibank, N.A.	CNH	6,207	877,000	886,325	9,325	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	44,939	6,405,150	6,416,734	11,584	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	10,111	1,441,782	1,443,687	1,905	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	7,538	$ 1,070,000	$ 1,076,358	$ 6,358	$ —
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	10,194	1,449,190	1,455,608	6,418	—
Expiring 02/14/20	UBS AG	CNH	20,301	2,899,619	2,898,818	—	(801)
Expiring 02/14/20	UBS AG	CNH	16,744	2,383,500	2,390,826	7,326	—
Expiring 02/28/20	Citibank, N.A.	CNH	10,395	1,476,013	1,483,449	7,436	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	8,958	1,322,502	1,278,356	—	(44,146)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	52,459	8,078,000	7,486,482	—	(591,518)
Expiring 05/14/21	Citibank, N.A.	CNH	43,724	6,265,983	6,165,305	—	(100,678)
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	2,848,963	870,000	830,611	—	(39,389)
Expiring 03/18/20	Barclays Bank PLC	COP	1,476,312	449,000	430,416	—	(18,584)
Expiring 03/18/20	Barclays Bank PLC	COP	1,269,360	369,000	370,080	1,080	—
Expiring 03/18/20	BNP Paribas S.A.	COP	3,010,493	853,000	877,705	24,705	—
Expiring 03/18/20	BNP Paribas S.A.	COP	1,371,119	420,202	399,748	—	(20,454)
Expiring 03/18/20	BNP Paribas S.A.	COP	1,211,924	346,000	353,335	7,335	—
Expiring 03/18/20	Citibank, N.A.	COP	2,573,458	779,000	750,288	—	(28,712)
Expiring 03/18/20	Goldman Sachs International	COP	6,210,518	1,846,500	1,810,667	—	(35,833)
Expiring 03/18/20	Goldman Sachs International	COP	2,052,567	594,000	598,423	4,423	—
Expiring 03/18/20	HSBC Bank USA, N.A.	COP	1,772,953	541,798	516,902	—	(24,896)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	2,674,864	772,000	779,852	7,852	—
Expiring 03/18/20	UBS AG	COP	4,327,340	1,291,080	1,261,629	—	(29,451)
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	112,777	4,966,146	4,959,197	—	(6,949)
Expiring 04/15/20	BNP Paribas S.A.	CZK	44,384	1,955,000	1,951,727	—	(3,273)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	15,611	691,000	686,486	—	(4,514)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	12,045	530,000	529,660	—	(340)
Euro,
Expiring 02/28/20	Bank of America, N.A.	EUR	5,226	6,837,176	5,805,834	—	(1,031,342)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	4,622	5,622,447	5,134,622	—	(487,825)
Expiring 04/15/20	BNP Paribas S.A.	EUR	960	1,075,000	1,069,349	—	(5,651)
Expiring 04/15/20	BNP Paribas S.A.	EUR	931	1,041,000	1,037,060	—	(3,940)
Expiring 04/15/20	BNP Paribas S.A.	EUR	682	765,000	760,127	—	(4,873)
Expiring 04/15/20	Citibank, N.A.	EUR	1,258	1,410,866	1,401,458	—	(9,408)
Expiring 04/15/20	Deutsche Bank AG	EUR	483	535,000	537,799	2,799	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 04/15/20	BNP Paribas S.A.	HUF	357,058	$ 1,167,000	$ 1,177,232	$ 10,232	$ —
Indian Rupee,
Expiring 02/28/20	Bank of America, N.A.	INR	45,795	632,000	637,664	5,664	—
Expiring 02/28/20	HSBC Bank USA, N.A.	INR	149,883	2,057,425	2,087,037	29,612	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	INR	58,526	822,000	814,945	—	(7,055)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	INR	45,658	636,000	635,767	—	(233)
Expiring 03/18/20	Barclays Bank PLC	INR	212,000	2,965,000	2,943,772	—	(21,228)
Expiring 03/18/20	Barclays Bank PLC	INR	103,825	1,449,809	1,441,684	—	(8,125)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	66,579	928,444	924,491	—	(3,953)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	443,270	6,089,455	6,155,103	65,648	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	102,975	1,431,505	1,429,883	—	(1,622)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	175,257	2,452,000	2,433,563	—	(18,437)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	170,491	2,387,889	2,367,384	—	(20,505)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	161,806	2,272,000	2,246,789	—	(25,211)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	101,903	1,413,824	1,414,998	1,174	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	36,819	515,672	511,252	—	(4,420)
Expiring 10/30/20	Goldman Sachs International	INR	332,853	4,397,000	4,507,354	110,354	—
Expiring 12/23/20	Goldman Sachs International	INR	210,802	2,761,000	2,837,232	76,232	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	296,308	3,993,908	3,958,065	—	(35,843)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	46,490,547	3,306,500	3,349,801	43,301	—
Expiring 03/18/20	Barclays Bank PLC	IDR	19,310,392	1,407,503	1,391,379	—	(16,124)
Expiring 03/18/20	BNP Paribas S.A.	IDR	9,036,214	653,000	651,090	—	(1,910)
Expiring 03/18/20	BNP Paribas S.A.	IDR	8,265,136	604,000	595,531	—	(8,469)
Expiring 03/18/20	Citibank, N.A.	IDR	22,206,802	1,622,000	1,600,075	—	(21,925)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	7,907,975	575,000	569,796	—	(5,204)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	27,899,360	2,032,000	2,010,243	—	(21,757)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	17,773,578	1,293,000	1,280,646	—	(12,354)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 02/28/20	Bank of America, N.A.	ILS	2,747	$ 792,000	$ 796,918	$ 4,918	$ —
Expiring 02/28/20	Bank of America, N.A.	ILS	2,455	709,000	712,378	3,378	—
Expiring 02/28/20	Bank of America, N.A.	ILS	2,309	671,000	669,862	—	(1,138)
Expiring 02/28/20	Bank of America, N.A.	ILS	2,279	661,000	661,078	78	—
Expiring 02/28/20	Bank of America, N.A.	ILS	2,097	609,000	608,269	—	(731)
Expiring 02/28/20	Citibank, N.A.	ILS	5,706	1,652,000	1,655,310	3,310	—
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	2,297	666,000	666,494	494	—
Expiring 03/18/20	BNP Paribas S.A.	ILS	15,444	4,482,259	4,484,924	2,665	—
Expiring 06/30/20	Deutsche Bank AG	ILS	21,456	6,229,000	6,262,520	33,520	—
Expiring 06/30/21	Bank of America, N.A.	ILS	27,438	7,937,000	8,135,964	198,964	—
Japanese Yen,
Expiring 02/28/20	Bank of America, N.A.	JPY	100,817	934,000	931,812	—	(2,188)
Expiring 02/28/20	Bank of America, N.A.	JPY	75,786	698,000	700,456	2,456	—
Expiring 02/28/20	HSBC Bank USA, N.A.	JPY	82,307	757,000	760,735	3,735	—
Expiring 03/31/20	Bank of America, N.A.	JPY	373,195	3,446,000	3,455,817	9,817	—
Expiring 04/15/20	Barclays Bank PLC	JPY	153,388	1,403,446	1,421,544	18,098	—
Expiring 04/15/20	BNP Paribas S.A.	JPY	125,059	1,149,000	1,159,003	10,003	—
Expiring 04/15/20	HSBC Bank USA, N.A.	JPY	1,049,295	9,599,033	9,724,469	125,436	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	98,035	904,000	908,547	4,547	—
Expiring 07/29/20	Deutsche Bank AG	JPY	353,913	3,369,000	3,297,470	—	(71,530)
Expiring 10/30/20	Bank of America, N.A.	JPY	1,225,300	11,507,000	11,466,978	—	(40,022)
Expiring 01/29/21	Barclays Bank PLC	JPY	726,043	6,983,000	6,826,721	—	(156,279)
Expiring 01/29/21	Citibank, N.A.	JPY	748,513	7,462,000	7,037,996	—	(424,004)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	992,486	9,655,000	9,331,980	—	(323,020)
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,814,414	—	(303,586)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,220,000	4,917,164	—	(302,836)
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	8,971,000	8,625,849	—	(345,151)
Mexican Peso,
Expiring 02/28/20	Citibank, N.A.	MXN	35,932	1,842,666	1,893,747	51,081	—
Expiring 02/28/20	HSBC Bank USA, N.A.	MXN	18,672	981,000	984,072	3,072	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	35,804	1,838,000	1,887,016	49,016	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	14,943	757,000	787,535	30,535	—
Expiring 03/18/20	Barclays Bank PLC	MXN	28,227	1,448,528	1,483,346	34,818	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	68,604	3,597,605	3,605,189	7,584	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	41,479	2,181,000	2,179,742	—	(1,258)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	204,545	$ 10,318,515	$ 10,748,997	$ 430,482	$ —
Expiring 04/30/20	Citibank, N.A.	MXN	42,285	2,048,669	2,208,450	159,781	—
Expiring 04/30/20	Deutsche Bank AG	MXN	252,381	11,379,000	13,181,411	1,802,411	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	13,553	665,000	707,835	42,835	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	74,340	3,602,000	3,882,647	280,647	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	181,231	9,050,000	9,426,457	376,457	—
Expiring 10/30/20	Citibank, N.A.	MXN	141,811	7,023,288	7,217,466	194,178	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	306,088	14,433,000	15,578,360	1,145,360	—
Expiring 01/29/21	Goldman Sachs International	MXN	94,522	4,426,016	4,750,697	324,681	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	34,930	1,620,000	1,755,571	135,571	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	66,328	3,022,811	3,292,310	269,499	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	316,200	14,891,000	15,695,148	804,148	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	3,006,697	3,277,008	270,311	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	10,418,059	679,059	—
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	144,055	4,759,000	4,753,309	—	(5,691)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	120,493	3,981,000	3,975,845	—	(5,155)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TWD	79,532	2,627,000	2,624,292	—	(2,708)
Expiring 03/18/20	The Toronto-Dominion Bank	TWD	79,334	2,623,000	2,617,743	—	(5,257)
New Zealand Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	1,365	891,000	883,241	—	(7,759)
Norwegian Krone,
Expiring 04/15/20	The Toronto-Dominion Bank	NOK	58,854	6,619,401	6,400,440	—	(218,961)
Peruvian Nuevo Sol,
Expiring 03/18/20	BNP Paribas S.A.	PEN	3,103	927,000	914,805	—	(12,195)
Expiring 03/18/20	BNP Paribas S.A.	PEN	2,588	763,000	762,949	—	(51)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/18/20	Citibank, N.A.	PEN	3,475	$ 1,035,000	$ 1,024,526	$ —	$ (10,474)
Expiring 03/18/20	Citibank, N.A.	PEN	3,321	975,000	978,918	3,918	—
Expiring 03/18/20	Citibank, N.A.	PEN	3,272	977,000	964,435	—	(12,565)
Expiring 03/18/20	Citibank, N.A.	PEN	2,579	769,000	760,165	—	(8,835)
Expiring 03/18/20	Citibank, N.A.	PEN	2,551	755,000	752,145	—	(2,855)
Expiring 03/18/20	Goldman Sachs International	PEN	2,932	871,000	864,394	—	(6,606)
Expiring 03/18/20	Goldman Sachs International	PEN	2,566	754,000	756,528	2,528	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	48,920	961,000	956,665	—	(4,335)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	104,190	2,044,000	2,037,519	—	(6,481)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	97,786	1,910,000	1,912,284	2,284	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	37,025	724,000	724,062	62	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	91,045	1,796,000	1,780,467	—	(15,533)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	54,258	1,067,000	1,061,061	—	(5,939)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	52,412	1,030,000	1,024,951	—	(5,049)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	14,463	3,793,437	3,734,297	—	(59,140)
Russian Ruble,
Expiring 03/18/20	Goldman Sachs International	RUB	410,465	6,323,697	6,387,349	63,652	—
Expiring 03/18/20	Goldman Sachs International	RUB	378,891	5,838,068	5,896,014	57,946	—
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	76,521	1,190,100	1,190,764	664	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	201,592	3,101,900	3,137,032	35,132	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	164,070	2,600,782	2,553,141	—	(47,641)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	421,312	6,502,739	6,556,151	53,412	—
Expiring 03/31/20	Barclays Bank PLC	RUB	303,739	4,366,581	4,719,345	352,764	—
Expiring 03/31/20	Barclays Bank PLC	RUB	52,540	828,000	816,338	—	(11,662)
Expiring 03/31/20	BNP Paribas S.A.	RUB	262,318	3,692,000	4,075,768	383,768	—
Expiring 03/31/20	Citibank, N.A.	RUB	248,151	3,825,272	3,855,643	30,371	—
Expiring 03/31/20	HSBC Bank USA, N.A.	RUB	39,810	615,000	618,555	3,555	—
Expiring 03/31/20	HSBC Bank USA, N.A.	RUB	38,862	596,000	603,820	7,820	—
Expiring 10/30/20	Deutsche Bank AG	RUB	48,545	730,000	735,901	5,901	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/23/20	Goldman Sachs International	RUB	1,201,548	$ 17,216,000	$ 18,102,789	$ 886,789	$ —
Expiring 04/29/21	Goldman Sachs International	RUB	88,765	1,251,000	1,318,856	67,856	—
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	4,483	3,330,000	3,285,450	—	(44,550)
Expiring 03/18/20	Barclays Bank PLC	SGD	3,903	2,883,563	2,860,836	—	(22,727)
Expiring 03/18/20	Barclays Bank PLC	SGD	1,890	1,402,107	1,385,076	—	(17,031)
Expiring 03/18/20	BNP Paribas S.A.	SGD	4,233	3,125,000	3,102,134	—	(22,866)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	23,363	17,141,929	17,122,721	—	(19,208)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	2,855	2,107,409	2,092,745	—	(14,664)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	1,051	775,504	770,102	—	(5,402)
Expiring 03/18/20	The Toronto-Dominion Bank	SGD	4,475	3,318,000	3,279,520	—	(38,480)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	2,935	201,251	194,326	—	(6,925)
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	33,179	2,285,935	2,192,746	—	(93,189)
Expiring 03/31/20	UBS AG	ZAR	29,283	2,052,800	1,935,266	—	(117,534)
Expiring 03/31/20	UBS AG	ZAR	27,854	1,806,000	1,840,806	34,806	—
Expiring 07/29/20	Barclays Bank PLC	ZAR	6,681	434,838	434,686	—	(152)
Expiring 07/29/20	Goldman Sachs International	ZAR	77,690	5,229,000	5,054,413	—	(174,587)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	50,366	3,417,759	3,276,741	—	(141,018)
Expiring 08/31/20	Barclays Bank PLC	ZAR	7,168	464,363	464,430	67	—
Expiring 08/31/20	BNP Paribas S.A.	ZAR	43,370	2,909,205	2,810,224	—	(98,981)
Expiring 09/30/20	Barclays Bank PLC	ZAR	54,937	3,653,238	3,545,843	—	(107,395)
Expiring 09/30/20	Citibank, N.A.	ZAR	81,741	5,035,000	5,275,819	240,819	—
Expiring 12/23/20	Barclays Bank PLC	ZAR	30,745	1,961,801	1,962,938	1,137	—
Expiring 01/29/21	Barclays Bank PLC	ZAR	55,472	3,418,834	3,524,876	106,042	—
Expiring 01/29/21	Barclays Bank PLC	ZAR	34,420	2,185,223	2,187,133	1,910	—
Expiring 01/29/21	Goldman Sachs International	ZAR	49,473	3,250,000	3,143,671	—	(106,329)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	83,970	5,628,000	5,335,690	—	(292,310)
South Korean Won,
Expiring 02/28/20	Bank of America, N.A.	KRW	998,223	848,000	834,764	—	(13,236)
Expiring 02/28/20	Bank of America, N.A.	KRW	978,709	847,000	818,445	—	(28,555)
Expiring 02/28/20	Bank of America, N.A.	KRW	957,055	815,000	800,337	—	(14,663)
Expiring 02/28/20	Citibank, N.A.	KRW	4,805,000	4,134,115	4,018,179	—	(115,936)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 02/28/20	HSBC Bank USA, N.A.	KRW	1,037,487	$ 894,000	$ 867,598	$ —	$ (26,402)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	KRW	2,310,660	1,980,000	1,932,289	—	(47,711)
Expiring 03/18/20	Bank of America, N.A.	KRW	3,813,782	3,286,086	3,190,695	—	(95,391)
Expiring 03/18/20	Barclays Bank PLC	KRW	3,378,056	2,899,619	2,826,157	—	(73,462)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	4,579,700	3,900,605	3,831,479	—	(69,126)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	3,407,758	2,899,233	2,851,007	—	(48,226)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	1,643,290	1,410,065	1,374,813	—	(35,252)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	1,640,743	1,413,824	1,372,682	—	(41,142)
Expiring 10/30/20	BNP Paribas S.A.	KRW	6,645,920	5,840,000	5,589,415	—	(250,585)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	2,035,051	1,707,831	1,711,538	3,707	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	7,848,810	6,660,000	6,637,002	—	(22,998)
Swedish Krona,
Expiring 04/15/20	Barclays Bank PLC	SEK	40,965	4,344,571	4,270,443	—	(74,128)
Swiss Franc,
Expiring 04/15/20	BNP Paribas S.A.	CHF	1,014	1,058,000	1,058,227	227	—
Expiring 04/15/20	HSBC Bank USA, N.A.	CHF	1,878	1,957,000	1,959,986	2,986	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CHF	1,135	1,182,872	1,184,311	1,439	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,063	8,721,000	8,523,265	—	(197,735)
Expiring 10/30/20	UBS AG	CHF	3,112	3,204,064	3,289,918	85,854	—
Thai Baht,
Expiring 03/18/20	Credit Suisse International	THB	130,701	4,284,000	4,197,414	—	(86,586)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	137,165	4,544,157	4,405,030	—	(139,127)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	86,002	2,811,750	2,761,945	—	(49,805)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	65,418	2,127,000	2,100,882	—	(26,118)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	28,408	920,250	912,319	—	(7,931)
Turkish Lira,
Expiring 02/28/20	HSBC Bank USA, N.A.	TRY	3,618	605,000	600,733	—	(4,267)
Expiring 03/18/20	Barclays Bank PLC	TRY	7,153	1,183,600	1,182,571	—	(1,029)
Expiring 03/18/20	Barclays Bank PLC	TRY	5,427	901,173	897,204	—	(3,969)
Expiring 03/18/20	Barclays Bank PLC	TRY	3,062	508,892	506,180	—	(2,712)
Expiring 04/30/20	Barclays Bank PLC	TRY	10,830	1,577,221	1,773,840	196,619	—
Expiring 04/30/20	Citibank, N.A.	TRY	4,397	748,000	720,107	—	(27,893)
Expiring 04/30/20	Deutsche Bank AG	TRY	3,185	318,000	521,633	203,633	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	77,540	$ 12,091,000	$ 12,700,185	$ 609,185	$ —
Expiring 06/30/20	Bank of America, N.A.	TRY	6,776	1,017,000	1,095,404	78,404	—
Expiring 06/30/20	Deutsche Bank AG	TRY	157,506	15,218,000	25,463,608	10,245,608	—
Expiring 07/29/20	Barclays Bank PLC	TRY	31,312	4,361,582	5,028,974	667,392	—
Expiring 10/30/20	Barclays Bank PLC	TRY	10,491	1,507,884	1,652,951	145,067	—
Expiring 10/30/20	Barclays Bank PLC	TRY	712	113,731	112,233	—	(1,498)
Expiring 12/23/20	Goldman Sachs International	TRY	2,007	314,000	312,464	—	(1,536)
Expiring 02/26/21	Barclays Bank PLC	TRY	24,379	3,089,444	3,739,215	649,771	—
Expiring 02/26/21	Barclays Bank PLC	TRY	7,913	1,227,194	1,213,742	—	(13,452)
Expiring 02/26/21	Barclays Bank PLC	TRY	7,006	969,000	1,074,559	105,559	—
Expiring 02/26/21	Barclays Bank PLC	TRY	3,946	541,409	605,221	63,812	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	107,674	12,965,000	16,515,063	3,550,063	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	6,981	897,000	1,046,672	149,672	—
Expiring 05/28/21	Goldman Sachs International	TRY	2,447	353,510	366,834	13,324	—
				$916,735,036	$928,895,994	28,280,390	(16,119,432)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/28/20	Barclays Bank PLC	AUD	1,196	$ 836,000	$ 800,738	$ 35,262	$ —
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	1,513	1,046,000	1,013,520	32,480	—
Expiring 02/28/20	The Toronto-Dominion Bank	AUD	1,186	820,000	794,502	25,498	—
Expiring 04/17/20	Barclays Bank PLC	AUD	4,561	3,137,335	3,057,461	79,874	—
Expiring 04/17/20	Barclays Bank PLC	AUD	2,054	1,417,607	1,376,767	40,840	—
Expiring 04/17/20	Barclays Bank PLC	AUD	2,015	1,382,512	1,350,634	31,878	—
Expiring 04/17/20	Barclays Bank PLC	AUD	786	540,000	526,692	13,308	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/17/20	Citibank, N.A.	AUD	2,002	$ 1,385,210	$ 1,342,035	$ 43,175	$ —
Expiring 04/17/20	HSBC Bank USA, N.A.	AUD	675	453,000	452,219	781	—
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	5,929	4,067,946	3,991,372	76,574	—
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	6,203	1,450,834	1,448,062	2,772	—
Expiring 02/04/20	BNP Paribas S.A.	BRL	3,887	926,000	907,369	18,631	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	35,731	8,474,074	8,341,166	132,908	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	9,875	2,358,560	2,301,824	56,736	—
Expiring 03/31/20	Bank of America, N.A.	BRL	37,683	8,961,000	8,770,580	190,420	—
Expiring 03/31/20	Bank of America, N.A.	BRL	3,999	971,000	930,772	40,228	—
Expiring 03/31/20	Bank of America, N.A.	BRL	3,644	874,000	848,064	25,936	—
Expiring 03/31/20	BNP Paribas S.A.	BRL	2,466	604,000	574,057	29,943	—
Expiring 03/31/20	Citibank, N.A.	BRL	5,946	1,458,000	1,383,853	74,147	—
Expiring 03/31/20	Citibank, N.A.	BRL	4,222	1,046,000	982,580	63,420	—
Expiring 03/31/20	Citibank, N.A.	BRL	4,049	944,000	942,462	1,538	—
Expiring 03/31/20	Citibank, N.A.	BRL	3,586	858,000	834,536	23,464	—
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	6,382	1,520,000	1,485,471	34,529	—
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	2,938	691,000	683,843	7,157	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	38,335	10,714,000	8,922,307	1,791,693	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	13,430	3,231,950	3,125,886	106,064	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	2,624	622,000	610,708	11,292	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	21,670	$ 5,309,926	$ 5,043,595	$ 266,331	$ —
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	5,026	1,233,000	1,169,721	63,279	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	3,787	915,000	881,330	33,670	—
Expiring 06/30/20	Deutsche Bank AG	BRL	80,093	19,440,000	18,561,958	878,042	—
Expiring 07/29/20	Deutsche Bank AG	BRL	27,045	6,116,000	6,257,436	—	(141,436)
Expiring 08/31/20	Citibank, N.A.	BRL	2,478	612,397	572,236	40,161	—
Expiring 08/31/20	Deutsche Bank AG	BRL	26,630	5,810,000	6,150,359	—	(340,359)
Expiring 12/23/20	Citibank, N.A.	BRL	3,696	903,638	847,696	55,942	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	42,608	10,702,000	9,771,209	930,791	—
Expiring 01/29/21	Bank of America, N.A.	BRL	23,306	5,598,400	5,331,945	266,455	—
Expiring 01/29/21	Citibank, N.A.	BRL	33,812	8,259,000	7,735,351	523,649	—
Expiring 03/31/21	Citibank, N.A.	BRL	80,490	18,979,000	18,310,724	668,276	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	15,067	3,716,626	3,427,650	288,976	—
Expiring 09/30/21	Bank of America, N.A.	BRL	47,736	11,027,000	10,679,147	347,853	—
Expiring 09/30/21	Deutsche Bank AG	BRL	79,414	17,683,000	17,766,038	—	(83,038)
British Pound,
Expiring 04/15/20	Barclays Bank PLC	GBP	1,118	1,459,000	1,479,949	—	(20,949)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	28,785	$ 37,504,580	$ 38,087,321	$ —	$ (582,741)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	465	608,000	614,732	—	(6,732)
Expiring 07/29/20	Bank of America, N.A.	GBP	13,750	17,149,962	18,243,637	—	(1,093,675)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	3,544	4,629,704	4,714,853	—	(85,149)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	3,544	4,629,704	4,714,853	—	(85,149)
Canadian Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	1,164	883,000	879,491	3,509	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	904	686,000	683,243	2,757	—
Chilean Peso,
Expiring 02/28/20	Citibank, N.A.	CLP	476,595	595,000	595,274	—	(274)
Expiring 03/18/20	Barclays Bank PLC	CLP	1,324,440	1,668,060	1,653,892	14,168	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	1,063,963	1,431,505	1,328,622	102,883	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	556,711	721,785	695,192	26,593	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	437,087	562,350	545,811	16,539	—
Expiring 03/18/20	Citibank, N.A.	CLP	915,512	1,189,100	1,143,244	45,856	—
Expiring 03/18/20	Citibank, N.A.	CLP	820,325	1,064,072	1,024,380	39,692	—
Expiring 03/18/20	Citibank, N.A.	CLP	699,022	900,221	872,902	27,319	—
Expiring 03/18/20	Citibank, N.A.	CLP	526,444	682,466	657,396	25,070	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	915,818	$ 1,190,100	$ 1,143,626	$ 46,474	$ —
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	3,458,107	4,360,928	4,318,306	42,622	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	1,082,722	1,441,782	1,352,048	89,734	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	949,301	1,221,000	1,185,438	35,562	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	837,197	1,123,000	1,045,448	77,552	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	2,922,164	3,678,454	3,649,048	29,406	—
Expiring 10/29/21	Bank of America, N.A.	CLP	1,989,417	2,524,000	2,473,262	50,738	—
Chinese Renminbi,
Expiring 02/14/20	Citibank, N.A.	CNH	18,927	2,723,000	2,702,562	20,438	—
Expiring 02/14/20	Goldman Sachs International	CNH	29,220	4,140,000	4,172,239	—	(32,239)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	24,525	3,515,000	3,501,883	13,117	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	20,596	2,942,000	2,940,852	1,148	—
Expiring 02/14/20	Morgan Stanley & Co. International PLC	CNH	19,140	2,711,000	2,733,044	—	(22,044)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	71,811	10,656,000	10,248,287	407,713	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	43,724	6,276,147	6,165,306	110,841	—
Colombian Peso,
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	30,223,479	8,724,015	8,811,608	—	(87,593)
Expiring 03/18/20	UBS AG	COP	1,500,655	440,000	437,514	2,486	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	19,579	$ 854,000	$ 860,945	$ —	$ (6,945)
Expiring 04/15/20	Citibank, N.A.	CZK	9,970	435,000	438,435	—	(3,435)
Euro,
Expiring 02/28/20	Bank of America, N.A.	EUR	11,032	13,441,389	12,256,020	1,185,369	—
Expiring 02/28/20	Bank of America, N.A.	EUR	551	617,000	612,390	4,610	—
Expiring 02/28/20	HSBC Bank USA, N.A.	EUR	605	670,000	671,645	—	(1,645)
Expiring 04/15/20	Barclays Bank PLC	EUR	1,339	1,479,000	1,491,456	—	(12,456)
Expiring 04/15/20	Barclays Bank PLC	EUR	528	585,000	588,394	—	(3,394)
Expiring 04/15/20	BNP Paribas S.A.	EUR	903	998,000	1,006,133	—	(8,133)
Expiring 04/15/20	Deutsche Bank AG	EUR	50,861	57,018,602	56,670,367	348,235	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	91,335	102,202,687	101,767,766	434,921	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	2,681	3,000,582	2,986,748	13,834	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	2,536	2,811,750	2,825,594	—	(13,844)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	1,931	2,145,483	2,152,023	—	(6,540)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	1,260	1,405,006	1,404,054	952	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	700	776,047	779,953	—	(3,906)
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,476	2,949,148	2,776,157	172,991	—
Expiring 07/29/20	UBS AG	EUR	1,857	2,262,267	2,081,341	180,926	—
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	2,424	2,712,359	2,722,000	—	(9,641)
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	583	654,828	657,014	—	(2,186)
Expiring 12/02/20	Citibank, N.A.	EUR	66,601	75,513,842	75,169,612	344,230	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	1,201,350	$ 4,035,912	$ 3,960,887	$ 75,025	$ —
Indian Rupee,
Expiring 02/28/20	HSBC Bank USA, N.A.	INR	60,233	825,000	838,712	—	(13,712)
Expiring 03/18/20	Citibank, N.A.	INR	146,355	2,024,000	2,032,246	—	(8,246)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	223,259	3,093,150	3,100,103	—	(6,953)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	212,290	2,934,000	2,947,786	—	(13,786)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	225,027	3,101,900	3,124,659	—	(22,759)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	439,464	5,742,000	5,951,036	—	(209,036)
Expiring 12/23/20	BNP Paribas S.A.	INR	250,803	3,250,000	3,375,603	—	(125,603)
Expiring 02/26/21	Bank of America, N.A.	INR	179,591	2,385,000	2,398,959	—	(13,959)
Expiring 02/26/21	Goldman Sachs International	INR	66,877	870,000	893,338	—	(23,338)
Expiring 09/30/21	Bank of America, N.A.	INR	424,262	5,480,000	5,522,117	—	(42,117)
Indonesian Rupiah,
Expiring 03/18/20	Goldman Sachs International	IDR	124,126,000	8,700,217	8,943,697	—	(243,480)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	13,297,620	943,000	958,138	—	(15,138)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	12,770,774	901,000	920,177	—	(19,177)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	13,904,037	991,000	1,001,833	—	(10,833)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	IDR	10,098,945	717,000	727,663	—	(10,663)
Expiring 03/18/20	UBS AG	IDR	12,677,675	895,000	913,469	—	(18,469)
Israeli Shekel,
Expiring 02/28/20	Bank of America, N.A.	ILS	3,505	1,006,000	1,016,758	—	(10,758)
Expiring 02/28/20	Citibank, N.A.	ILS	14,712	4,215,000	4,268,384	—	(53,384)
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	2,541	733,000	737,169	—	(4,169)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	1,901	$ 550,192	$ 551,414	$ —	$ (1,222)
Expiring 03/18/20	Bank of America, N.A.	ILS	7,461	2,143,000	2,166,678	—	(23,678)
Expiring 03/18/20	Barclays Bank PLC	ILS	8,013	2,317,000	2,326,990	—	(9,990)
Expiring 03/18/20	Barclays Bank PLC	ILS	4,771	1,382,500	1,385,530	—	(3,030)
Expiring 03/18/20	Citibank, N.A.	ILS	4,771	1,383,300	1,385,480	—	(2,180)
Expiring 06/30/20	Citibank, N.A.	ILS	26,651	7,770,000	7,779,042	—	(9,042)
Expiring 06/30/21	Citibank, N.A.	ILS	19,506	5,794,000	5,783,761	10,239	—
Japanese Yen,
Expiring 02/28/20	Bank of America, N.A.	JPY	1,054,414	9,761,468	9,745,530	15,938	—
Expiring 02/28/20	Bank of America, N.A.	JPY	132,125	1,202,000	1,221,182	—	(19,182)
Expiring 02/28/20	Bank of America, N.A.	JPY	128,421	1,177,000	1,186,942	—	(9,942)
Expiring 02/28/20	Bank of America, N.A.	JPY	112,561	1,030,000	1,040,357	—	(10,357)
Expiring 02/28/20	Bank of America, N.A.	JPY	99,864	914,000	923,005	—	(9,005)
Expiring 02/28/20	Bank of America, N.A.	JPY	97,342	899,000	899,689	—	(689)
Expiring 02/28/20	Bank of America, N.A.	JPY	57,814	536,000	534,348	1,652	—
Expiring 02/28/20	Citibank, N.A.	JPY	880,638	8,296,087	8,139,384	156,703	—
Expiring 02/28/20	Citibank, N.A.	JPY	197,842	1,800,000	1,828,576	—	(28,576)
Expiring 02/28/20	Citibank, N.A.	JPY	190,125	1,755,000	1,757,249	—	(2,249)
Expiring 02/28/20	Citibank, N.A.	JPY	102,468	945,000	947,075	—	(2,075)
Expiring 02/28/20	HSBC Bank USA, N.A.	JPY	233,923	2,162,000	2,162,059	—	(59)
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	JPY	163,053	1,498,000	1,507,036	—	(9,036)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	191,342	1,755,000	1,768,499	—	(13,499)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	84,436	781,000	780,412	588	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	75,892	$ 698,000	$ 701,438	$ —	$ (3,438)
Expiring 03/31/20	Citibank, N.A.	JPY	40,763	382,000	377,471	4,529	—
Expiring 04/15/20	Bank of America, N.A.	JPY	123,628	1,145,000	1,145,738	—	(738)
Expiring 04/15/20	Barclays Bank PLC	JPY	129,828	1,187,000	1,203,196	—	(16,196)
Expiring 04/15/20	Barclays Bank PLC	JPY	102,928	940,000	953,896	—	(13,896)
Expiring 04/15/20	BNP Paribas S.A.	JPY	95,363	877,000	883,791	—	(6,791)
Expiring 04/15/20	Citibank, N.A.	JPY	149,380	1,382,200	1,384,397	—	(2,197)
Expiring 07/29/20	Deutsche Bank AG	JPY	387,166	3,719,000	3,607,294	111,706	—
Expiring 11/27/20	Bank of America, N.A.	JPY	276,037	2,583,000	2,587,024	—	(4,024)
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	819,678	7,848,315	7,683,212	165,103	—
Expiring 12/30/20	Bank of America, N.A.	JPY	485,216	4,679,936	4,555,185	124,751	—
Expiring 01/29/21	Bank of America, N.A.	JPY	648,854	6,126,000	6,100,934	25,066	—
Expiring 01/29/21	Citibank, N.A.	JPY	934,242	9,144,000	8,784,340	359,660	—
Expiring 01/29/21	Deutsche Bank AG	JPY	1,027,823	9,781,808	9,664,248	117,560	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	11,534,291	50,709	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,945,599	203,228	—
Mexican Peso,
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	71,736	3,564,000	3,780,764	—	(216,764)
Expiring 03/18/20	Citibank, N.A.	MXN	47,213	2,377,000	2,481,096	—	(104,096)
Expiring 03/18/20	Citibank, N.A.	MXN	26,629	1,403,446	1,399,377	4,069	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	26,645	1,403,397	1,400,198	3,199	—
Expiring 04/30/20	Citibank, N.A.	MXN	298,979	14,344,000	15,615,180	—	(1,271,180)
Expiring 04/30/20	Citibank, N.A.	MXN	55,950	2,841,694	2,922,195	—	(80,501)
Expiring 04/30/20	UBS AG	MXN	27,628	1,218,000	1,442,969	—	(224,969)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/29/20	Citibank, N.A.	MXN	60,861	$ 3,077,611	$ 3,165,577	$ —	$ (87,966)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	120,370	6,095,000	6,260,880	—	(165,880)
Expiring 10/30/20	Deutsche Bank AG	MXN	447,899	19,592,000	22,795,826	—	(3,203,826)
Expiring 01/29/21	Citibank, N.A.	MXN	121,902	5,800,000	6,126,798	—	(326,798)
Expiring 01/29/21	Citibank, N.A.	MXN	7,550	369,618	379,471	—	(9,853)
Expiring 04/29/21	Citibank, N.A.	MXN	60,163	2,907,323	2,986,304	—	(78,981)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	156,457	7,225,000	7,766,040	—	(541,040)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	90,716	4,246,000	4,502,840	—	(256,840)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	13,188,761	13,695,067	—	(506,306)
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	115,837	3,880,000	3,822,229	57,771	—
Expiring 03/18/20	Citibank, N.A.	TWD	90,403	3,035,000	2,982,981	52,019	—
Expiring 03/18/20	Credit Suisse International	TWD	103,216	3,448,000	3,405,763	42,237	—
Expiring 03/18/20	Credit Suisse International	TWD	79,499	2,672,000	2,623,178	48,822	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	144,614	4,854,000	4,771,749	82,251	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	118,335	3,985,000	3,904,627	80,373	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	92,475	3,086,000	3,051,354	34,646	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	79,702	2,668,000	2,629,877	38,123	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	15,740	10,395,755	10,184,928	210,827	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/17/20	BNP Paribas S.A.	NZD	1,309	$ 855,000	$ 847,204	$ 7,796	$ —
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	1,324	868,000	856,654	11,346	—
Norwegian Krone,
Expiring 04/15/20	Bank of America, N.A.	NOK	9,353	1,037,000	1,017,134	19,866	—
Expiring 04/15/20	Barclays Bank PLC	NOK	5,422	611,000	589,615	21,385	—
Expiring 04/15/20	BNP Paribas S.A.	NOK	4,448	482,000	483,701	—	(1,701)
Expiring 04/15/20	Deutsche Bank AG	NOK	9,607	1,048,000	1,044,805	3,195	—
Expiring 04/15/20	Goldman Sachs International	NOK	7,015	761,000	762,922	—	(1,922)
Peruvian Nuevo Sol,
Expiring 03/18/20	Bank of America, N.A.	PEN	4,860	1,460,000	1,432,572	27,428	—
Expiring 03/18/20	Bank of America, N.A.	PEN	1,522	447,692	448,690	—	(998)
Expiring 03/18/20	Barclays Bank PLC	PEN	2,926	879,000	862,616	16,384	—
Expiring 03/18/20	Citibank, N.A.	PEN	3,508	1,052,000	1,034,253	17,747	—
Expiring 03/18/20	Citibank, N.A.	PEN	2,647	778,000	780,411	—	(2,411)
Expiring 03/18/20	Goldman Sachs International	PEN	17,424	5,142,881	5,136,472	6,409	—
Expiring 03/18/20	Goldman Sachs International	PEN	5,898	1,770,000	1,738,627	31,373	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	39,218	769,267	766,948	2,319	—
Expiring 03/18/20	BNP Paribas S.A.	PHP	35,697	700,000	698,075	1,925	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	106,111	2,080,000	2,075,093	4,907	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	101,300	1,982,000	1,981,006	994	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	84,440	1,654,000	1,651,294	2,706	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	71,780	$ 1,408,000	$ 1,403,714	$ 4,286	$ —
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	78,580	1,547,000	1,536,695	10,305	—
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	5,676	1,460,000	1,465,455	—	(5,455)
Russian Ruble,
Expiring 03/18/20	Bank of America, N.A.	RUB	64,865	1,041,000	1,009,376	31,624	—
Expiring 03/18/20	Barclays Bank PLC	RUB	68,355	1,083,000	1,063,692	19,308	—
Expiring 03/18/20	Credit Suisse International	RUB	214,710	3,334,000	3,341,151	—	(7,151)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	104,474	1,690,785	1,625,741	65,044	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	72,268	1,160,000	1,124,581	35,419	—
Expiring 03/31/20	Citibank, N.A.	RUB	305,303	4,444,000	4,743,636	—	(299,636)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	311,865	4,119,743	4,845,589	—	(725,846)
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,267,728	17,197,000	19,099,883	—	(1,902,883)
Expiring 04/29/21	Deutsche Bank AG	RUB	203,421	3,000,000	3,022,406	—	(22,406)
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	4,782	3,524,000	3,504,426	19,574	—
Expiring 03/18/20	BNP Paribas S.A.	SGD	3,930	2,904,353	2,880,228	24,125	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	75,773	5,098,925	5,016,713	82,212	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	13,543	910,000	896,650	13,350	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/31/20	Barclays Bank PLC	ZAR	25,650	$ 1,706,000	$ 1,695,137	$ 10,863	$ —
Expiring 03/31/20	Goldman Sachs International	ZAR	25,843	1,633,000	1,707,916	—	(74,916)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	57,893	3,787,558	3,826,018	—	(38,460)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	134,737	8,256,000	8,765,840	—	(509,840)
Expiring 09/30/20	Barclays Bank PLC	ZAR	20,493	1,321,557	1,322,694	—	(1,137)
Expiring 09/30/20	Goldman Sachs International	ZAR	26,420	1,651,000	1,705,244	—	(54,244)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	89,765	6,105,000	5,793,725	311,275	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	143,766	9,153,000	9,135,333	17,667	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	79,569	5,129,000	5,056,036	72,964	—
Expiring 12/23/21	Goldman Sachs International	ZAR	7,752	489,000	470,857	18,143	—
South Korean Won,
Expiring 02/28/20	Bank of America, N.A.	KRW	2,138,089	1,794,000	1,787,977	6,023	—
Expiring 02/28/20	Barclays Bank PLC	KRW	1,605,974	1,364,000	1,342,995	21,005	—
Expiring 02/28/20	Citibank, N.A.	KRW	669,235	559,000	559,647	—	(647)
Expiring 02/28/20	HSBC Bank USA, N.A.	KRW	7,664,805	6,390,000	6,409,691	—	(19,691)
Expiring 03/18/20	Barclays Bank PLC	KRW	2,132,707	1,794,000	1,784,270	9,730	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	2,505,595	2,113,000	2,096,237	16,763	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	2,209,688	1,875,000	1,848,674	26,326	—
Expiring 03/18/20	Goldman Sachs International	KRW	4,390,377	3,685,150	3,673,087	12,063	—
Expiring 03/18/20	Goldman Sachs International	KRW	2,852,231	2,468,000	2,386,240	81,760	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	1,927,243	$ 1,612,000	$ 1,612,374	$ —	$ (374)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	2,930,476	2,534,575	2,451,701	82,874	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	2,099,652	1,780,000	1,756,616	23,384	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	6,250,669	5,364,000	5,235,930	128,070	—
Expiring 10/30/20	Deutsche Bank AG	KRW	8,680,971	7,503,000	7,300,953	202,047	—
Expiring 07/30/21	Deutsche Bank AG	KRW	7,666,728	6,536,000	6,483,033	52,967	—
Swedish Krona,
Expiring 04/15/20	BNP Paribas S.A.	SEK	6,069	631,000	632,693	—	(1,693)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	12,301	1,290,000	1,282,317	7,683	—
Swiss Franc,
Expiring 04/15/20	Barclays Bank PLC	CHF	969	1,007,000	1,011,260	—	(4,260)
Expiring 04/15/20	BNP Paribas S.A.	CHF	10,829	11,218,677	11,302,160	—	(83,483)
Expiring 04/15/20	BNP Paribas S.A.	CHF	895	924,000	934,246	—	(10,246)
Expiring 10/30/20	Bank of America, N.A.	CHF	8,238	8,718,000	8,707,401	10,599	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	2,938	3,097,043	3,105,783	—	(8,740)
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	96,455	3,187,000	3,097,612	89,388	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/18/20	Barclays Bank PLC	THB	72,035	$ 2,390,000	$ 2,313,372	$ 76,628	$ —
Expiring 03/18/20	Citibank, N.A.	THB	66,875	2,218,000	2,147,670	70,330	—
Expiring 03/18/20	Credit Suisse International	THB	105,586	3,479,000	3,390,863	88,137	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	108,562	3,603,000	3,486,451	116,549	—
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	16,317	2,716,000	2,697,644	18,356	—
Expiring 03/18/20	Barclays Bank PLC	TRY	8,619	1,448,528	1,425,030	23,498	—
Expiring 03/18/20	Barclays Bank PLC	TRY	8,354	1,381,900	1,381,261	639	—
Expiring 03/18/20	Barclays Bank PLC	TRY	7,502	1,236,000	1,240,290	—	(4,290)
Expiring 04/30/20	Citibank, N.A.	TRY	36,508	4,824,900	5,979,570	—	(1,154,670)
Expiring 04/30/20	Citibank, N.A.	TRY	14,821	2,294,125	2,427,559	—	(133,434)
Expiring 04/30/20	Citibank, N.A.	TRY	5,288	736,000	866,146	—	(130,146)
Expiring 04/30/20	Goldman Sachs International	TRY	53,577	9,291,000	8,775,287	515,713	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	10,122	1,566,000	1,657,910	—	(91,910)
Expiring 06/30/20	Barclays Bank PLC	TRY	48,559	6,842,133	7,850,338	—	(1,008,205)
Expiring 06/30/20	Citibank, N.A.	TRY	16,668	1,734,392	2,694,590	—	(960,198)
Expiring 06/30/20	Citibank, N.A.	TRY	10,788	1,120,000	1,744,040	—	(624,040)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	15,609	2,128,000	2,523,455	—	(395,455)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	72,659	11,029,000	11,746,588	—	(717,588)
Expiring 07/29/20	Citibank, N.A.	TRY	12,403	2,021,000	1,991,972	29,028	—
Expiring 10/30/20	Deutsche Bank AG	TRY	6,298	829,000	992,283	—	(163,283)
Expiring 10/30/20	Goldman Sachs International	TRY	4,906	707,000	772,901	—	(65,901)
Expiring 02/26/21	Citibank, N.A.	TRY	28,332	3,483,000	4,345,627	—	(862,627)
Expiring 02/26/21	Citibank, N.A.	TRY	15,186	1,803,614	2,329,291	—	(525,677)
Expiring 02/26/21	Goldman Sachs International	TRY	20,013	3,005,000	3,069,635	—	(64,635)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	19,750	$ 2,372,386	$ 3,029,268	$ —	$ (656,882)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	67,636	9,365,000	10,373,979	—	(1,008,979)
Expiring 05/28/21	Goldman Sachs International	TRY	9,428	1,264,000	1,413,506	—	(149,506)
				$1,166,117,541	$1,173,437,730	15,970,551	(23,290,740)
						$44,250,941	$(39,410,172)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/28/20	Buy	JPY	1,376,795	AUD	18,272	$ 487,729	$ —	Deutsche Bank AG
03/31/20	Buy	EUR	7,965	ZAR	134,569	—	(26,094)	Morgan Stanley & Co. International PLC
03/31/20	Buy	ZAR	153,638	EUR	8,269	947,910	—	Morgan Stanley & Co. International PLC
04/15/20	Buy	HUF	422,386	EUR	1,251	—	(1,617)	Barclays Bank PLC
04/15/20	Buy	HUF	454,384	EUR	1,352	—	(8,014)	Barclays Bank PLC
04/15/20	Buy	NOK	28,342	EUR	2,802	—	(39,456)	Barclays Bank PLC
04/30/20	Buy	EUR	10,404	TRY	78,477	—	(1,251,661)	Goldman Sachs International
04/30/20	Buy	TRY	102,842	EUR	11,170	4,388,154	—	BNP Paribas S.A.
07/29/20	Buy	EUR	12,064	TRY	116,743	—	(5,225,746)	BNP Paribas S.A.
07/29/20	Buy	TRY	85,432	EUR	7,021	5,850,227	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	4,722	ZAR	91,087	—	(599,574)	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	40,549	EUR	2,298	46,920	—	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
09/30/20	Buy	JPY	52,751	GBP	403	$ —	$ (42,489)	Bank of America, N.A.
09/30/20	Buy	JPY	315,601	GBP	2,217	3,683	—	Bank of America, N.A.
10/30/20	Buy	EUR	8,940	GBP	7,848	—	(361,570)	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	6,115	EUR	7,119	109,604	—	Bank of America, N.A.
11/27/20	Buy	AUD	5,929	JPY	441,711	—	(148,339)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	1,016,141	AUD	12,805	904,051	—	Morgan Stanley & Co. International PLC
12/23/20	Buy	EUR	572	ZAR	10,356	—	(14,860)	Goldman Sachs International
12/23/20	Buy	EUR	1,187	ZAR	20,389	39,528	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	JPY	154,422	AUD	2,095	38,587	—	Deutsche Bank AG
12/30/20	Buy	JPY	771,852	AUD	10,480	187,122	—	Deutsche Bank AG
01/29/21	Buy	AUD	766	JPY	55,707	—	(7,579)	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	3,758	JPY	274,221	—	(55,830)	Deutsche Bank AG
05/28/21	Buy	JPY	389,110	AUD	5,610	—	(108,104)	Morgan Stanley & Co. International PLC
07/30/21	Buy	AUD	7,614	JPY	525,556	160,815	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	704,780	AUD	9,748	96,769	—	Morgan Stanley & Co. International PLC
10/31/23	Buy	AUD	6,309	JPY	422,703	118,720	—	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(56,820)	Morgan Stanley & Co. International PLC
						$13,379,819	$(7,947,753)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	06/20/23	1.000%(Q)	3,750	0.271%	$ 95,479	$ (2,862)	$ 98,341	Barclays Bank PLC
People’s Republic of China (D01)	06/20/23	1.000%(Q)	13,750	0.258%	356,319	(10,496)	366,815	Barclays Bank PLC
Republic of Argentina (D01)	06/20/23	1.000%(Q)	3,750	147.759%	(2,307,016)	(2,862)	(2,304,154)	Barclays Bank PLC
Republic of Brazil (D01)	06/20/23	1.000%(Q)	18,750	0.718%	196,978	(14,312)	211,290	Barclays Bank PLC
Republic of Chile (D01)	06/20/23	1.000%(Q)	3,750	0.346%	86,078	(2,862)	88,940	Barclays Bank PLC
Republic of Colombia (D01)	06/20/23	1.000%(Q)	5,000	0.535%	83,039	(3,817)	86,856	Barclays Bank PLC
Republic of Indonesia (D01)	06/20/23	1.000%(Q)	5,000	0.442%	98,485	(3,817)	102,302	Barclays Bank PLC
Republic of Lebanon (D01)	06/20/23	1.000%(Q)	3,750	70.406%	(2,386,617)	(2,862)	(2,383,755)	Barclays Bank PLC
Republic of Panama (D01)	06/20/23	1.000%(Q)	3,750	0.280%	94,465	(2,862)	97,327	Barclays Bank PLC
Republic of Peru (D01)	06/20/23	1.000%(Q)	3,750	0.290%	93,112	(2,862)	95,974	Barclays Bank PLC
Republic of Philippines (D01)	06/20/23	1.000%(Q)	3,750	0.276%	94,803	(2,862)	97,665	Barclays Bank PLC
Republic of South Africa (D01)	06/20/23	1.000%(Q)	11,250	1.453%	(152,842)	(8,587)	(144,255)	Barclays Bank PLC
Republic of Turkey (D01)	06/20/23	1.000%(Q)	17,500	2.002%	(546,249)	(13,358)	(532,891)	Barclays Bank PLC
Russian Federation (D01)	06/20/23	1.000%(Q)	11,250	0.428%	227,279	(8,587)	235,866	Barclays Bank PLC
United Mexican States (D01)	06/20/23	1.000%(Q)	16,250	0.556%	258,402	(12,404)	270,806	Barclays Bank PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	3,000	0.271%	$ 76,383	$ (4,056)	$ 80,439	Citibank, N.A.
People’s Republic of China (D02)	06/20/23	1.000%(Q)	11,000	0.258%	285,055	(14,874)	299,929	Citibank, N.A.
Republic of Argentina (D02)	06/20/23	1.000%(Q)	3,000	147.759%	(1,845,613)	(4,056)	(1,841,557)	Citibank, N.A.
Republic of Brazil (D02)	06/20/23	1.000%(Q)	15,000	0.718%	157,583	(20,282)	177,865	Citibank, N.A.
Republic of Chile (D02)	06/20/23	1.000%(Q)	3,000	0.346%	68,863	(4,056)	72,919	Citibank, N.A.
Republic of Colombia (D02)	06/20/23	1.000%(Q)	4,000	0.535%	66,431	(5,409)	71,840	Citibank, N.A.
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	4,000	0.442%	78,788	(5,409)	84,197	Citibank, N.A.
Republic of Lebanon (D02)	06/20/23	1.000%(Q)	3,000	70.406%	(1,909,294)	(4,056)	(1,905,238)	Citibank, N.A.
Republic of Panama (D02)	06/20/23	1.000%(Q)	3,000	0.280%	75,572	(4,056)	79,628	Citibank, N.A.
Republic of Peru (D02)	06/20/23	1.000%(Q)	3,000	0.290%	74,490	(4,056)	78,546	Citibank, N.A.
Republic of Philippines (D02)	06/20/23	1.000%(Q)	3,000	0.276%	75,843	(4,056)	79,899	Citibank, N.A.
Republic of South Africa (D02)	06/20/23	1.000%(Q)	9,000	1.453%	(122,273)	(12,169)	(110,104)	Citibank, N.A.
Republic of Turkey (D02)	06/20/23	1.000%(Q)	14,000	2.002%	(436,999)	(18,930)	(418,069)	Citibank, N.A.
Russian Federation (D02)	06/20/23	1.000%(Q)	9,000	0.428%	181,823	(12,169)	193,992	Citibank, N.A.
United Mexican States (D02)	06/20/23	1.000%(Q)	13,000	0.556%	206,722	(17,522)	224,244	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D03)	12/20/24	1.000%(Q)	1,000	0.404%	$ 29,502	$ (339)	$ 29,841	Barclays Bank PLC
Federation of Malaysia (D03)	12/20/24	1.000%(Q)	2,000	0.420%	57,340	(678)	58,018	Barclays Bank PLC
Kingdom of Saudi Arabia (D03)	12/20/24	1.000%(Q)	1,000	0.670%	16,768	(339)	17,107	Barclays Bank PLC
People’s Republic of China (D03)	12/20/24	1.000%(Q)	4,500	0.418%	129,467	(1,994)	131,461	Barclays Bank PLC
Republic of Argentina (D03)	12/20/24	1.000%(Q)	2,500	140.467%	(1,545,357)	(847)	(1,544,510)	Barclays Bank PLC
Republic of Brazil (D03)	12/20/24	1.000%(Q)	6,000	1.041%	(4,360)	(2,659)	(1,701)	Barclays Bank PLC
Republic of Chile (D03)	12/20/24	1.000%(Q)	1,000	0.509%	24,457	(339)	24,796	Barclays Bank PLC
Republic of Colombia (D03)	12/20/24	1.000%(Q)	2,500	0.820%	24,099	(847)	24,946	Barclays Bank PLC
Republic of Indonesia (D03)	12/20/24	1.000%(Q)	4,000	0.672%	66,430	(1,773)	68,203	Barclays Bank PLC
Republic of Lebanon (D03)	12/20/24	1.000%(Q)	1,000	61.067%	(651,910)	(339)	(651,571)	Barclays Bank PLC
Republic of Panama (D03)	12/20/24	1.000%(Q)	1,000	0.461%	26,768	(339)	27,107	Barclays Bank PLC
Republic of Peru (D03)	12/20/24	1.000%(Q)	1,000	0.478%	25,928	(339)	26,267	Barclays Bank PLC
Republic of Philippines (D03)	12/20/24	1.000%(Q)	1,000	0.412%	29,036	(339)	29,375	Barclays Bank PLC
Republic of South Africa (D03)	12/20/24	1.000%(Q)	4,500	1.851%	(169,869)	(1,994)	(167,875)	Barclays Bank PLC
Republic of Turkey (D03)	12/20/24	1.000%(Q)	6,000	2.415%	(375,310)	(2,659)	(372,651)	Barclays Bank PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D03)	12/20/24	1.000%(Q)	4,000	0.646%	$ 71,591	$ (1,773)	$ 73,364	Barclays Bank PLC
State of Qatar (D03)	12/20/24	1.000%(Q)	1,000	0.453%	27,118	(339)	27,457	Barclays Bank PLC
United Mexican States (D03)	12/20/24	1.000%(Q)	6,000	0.842%	51,742	(2,659)	54,401	Barclays Bank PLC
Emirate of Abu Dhabi (D04)	12/20/24	1.000%(Q)	800	0.404%	23,602	(824)	24,426	Barclays Bank PLC
Federation of Malaysia (D04)	12/20/24	1.000%(Q)	1,600	0.420%	45,872	(1,647)	47,519	Barclays Bank PLC
Kingdom of Saudi Arabia (D04)	12/20/24	1.000%(Q)	800	0.670%	13,414	(824)	14,238	Barclays Bank PLC
People’s Republic of China (D04)	12/20/24	1.000%(Q)	3,600	0.418%	103,573	(3,707)	107,280	Barclays Bank PLC
Republic of Argentina (D04)	12/20/24	1.000%(Q)	2,000	140.467%	(1,236,285)	(2,059)	(1,234,226)	Barclays Bank PLC
Republic of Brazil (D04)	12/20/24	1.000%(Q)	4,800	1.041%	(3,488)	(4,942)	1,454	Barclays Bank PLC
Republic of Chile (D04)	12/20/24	1.000%(Q)	800	0.509%	19,566	(824)	20,390	Barclays Bank PLC
Republic of Colombia (D04)	12/20/24	1.000%(Q)	2,000	0.820%	19,279	(2,059)	21,338	Barclays Bank PLC
Republic of Indonesia (D04)	12/20/24	1.000%(Q)	3,200	0.672%	53,144	(3,295)	56,439	Barclays Bank PLC
Republic of Lebanon (D04)	12/20/24	1.000%(Q)	800	61.067%	(521,528)	(824)	(520,704)	Barclays Bank PLC
Republic of Panama (D04)	12/20/24	1.000%(Q)	800	0.461%	21,415	(824)	22,239	Barclays Bank PLC
Republic of Peru (D04)	12/20/24	1.000%(Q)	800	0.478%	20,743	(824)	21,567	Barclays Bank PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D04)	12/20/24	1.000%(Q)	800	0.412%	$ 23,228	$ (824)	$ 24,052	Barclays Bank PLC
Republic of South Africa (D04)	12/20/24	1.000%(Q)	3,600	1.851%	(135,896)	(3,707)	(132,189)	Barclays Bank PLC
Republic of Turkey (D04)	12/20/24	1.000%(Q)	4,800	2.415%	(300,247)	(4,942)	(295,305)	Barclays Bank PLC
Russian Federation (D04)	12/20/24	1.000%(Q)	3,200	0.646%	57,273	(3,295)	60,568	Barclays Bank PLC
State of Qatar (D04)	12/20/24	1.000%(Q)	800	0.453%	21,694	(824)	22,518	Barclays Bank PLC
United Mexican States (D04)	12/20/24	1.000%(Q)	4,800	0.842%	41,394	(4,942)	46,336	Barclays Bank PLC
					$(10,574,718)	$(292,350)	$(10,282,368)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.29.V1 (D01)	06/20/23	1.000%(Q)	125,000	$ 3,629,002	$ (27,167)	$ 3,656,169	Barclays Bank PLC
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	100,000	2,903,201	1,736	2,901,465	Citibank, N.A.
CDX.EM.32.V1 (D03)	12/20/24	1.000%(Q)	50,000	2,117,303	(48,226)	2,165,529	Barclays Bank PLC
CDX.EM.32.V1 (D04)	12/20/24	1.000%(Q)	40,000	1,693,842	(32,738)	1,726,580	Barclays Bank PLC
				$10,343,348	$(106,395)	$10,449,743
** The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D04).

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	02/27/20	0.500%(M)	EUR	982	*	$ 484	$—	$ 484	Goldman Sachs International
American Money Management Corp.	02/27/20	1.000%(M)		127	*	112	—	112	Goldman Sachs International
AXA CLO	02/27/20	1.000%(M)		223	*	198	—	198	Goldman Sachs International
Bardin Hill Loan Advisors European Funding	02/27/20	1.000%(M)	EUR	181	*	179	—	179	Goldman Sachs International
Barings CLO	02/27/20	1.000%(M)		38	*	34	—	34	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	02/28/20	1.250%(M)		165	*	166	—	166	Goldman Sachs International
BlueMountain CLO	02/27/20	0.500%(M)	EUR	473	*	233	—	233	Goldman Sachs International
Carlyle CLO	02/27/20	1.000%(M)		118	*	105	—	105	Goldman Sachs International
Chase Mortgage	02/28/20	1.250%(M)		384	*	386	—	386	Goldman Sachs International
CIFC CLO	02/27/20	1.000%(M)		70	*	62	—	62	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		590	*	33	—	33	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		452	*	25	—	25	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		421	*	23	—	23	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	02/27/20	1.250%(M)		322	*	$ 18	$—	$ 18	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		304	*	17	—	17	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		207	*	12	—	12	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)		2,071	*	2,083	—	2,083	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)		1,363	*	1,370	—	1,370	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)		743	*	748	—	748	Goldman Sachs International
Countrywide Home Equity	02/28/20	1.250%(M)		156	*	11	—	11	Goldman Sachs International
Crescent CLO	02/27/20	1.000%(M)		225	*	200	—	200	Goldman Sachs International
CVC CLO	02/27/20	0.500%(M)	EUR	668	*	330	—	330	Goldman Sachs International
DFG CLO	02/27/20	1.000%(M)		63	*	56	—	56	Goldman Sachs International
Fannie Mae	02/28/20	1.250%(M)		2,081	*	2,093	—	2,093	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		1,388	*	1,396	—	1,396	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		1,006	*	1,012	—	1,012	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)	71	*	$ 72	$—	$ 72	Goldman Sachs International
Freddie Mac Structured Agency Credit Risk	02/28/20	1.250%(M)	1,517	*	1,526	—	1,526	Goldman Sachs International
GMAC Home Equity	02/28/20	1.250%(M)	877	*	882	—	882	Goldman Sachs International
GMAC Home Equity	02/28/20	1.250%(M)	306	*	308	—	308	Goldman Sachs International
GS Mortgage Securities Trust	02/27/20	1.250%(M)	260	*	14	—	14	Goldman Sachs International
GSAMP Home Equity	02/28/20	1.250%(M)	363	*	365	—	365	Goldman Sachs International
GSRPM Mortgage Loan Trust	02/28/20	1.250%(M)	181	*	182	—	182	Goldman Sachs International
ICG CLO	02/27/20	1.000%(M)	71	*	63	—	63	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/20	1.250%(M)	584	*	32	—	32	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/20	1.250%(M)	452	*	25	—	25	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	02/27/20	1.250%(M)	265	*	15	—	15	Goldman Sachs International
LCM CLO	02/27/20	1.000%(M)	39	*	35	—	35	Goldman Sachs International
LSTAR Securities Investment Ltd.	02/28/20	1.250%(M)	303	*	304	—	304	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	02/27/20	1.250%(M)		309	*	$ 17	$—	$ 17	Goldman Sachs International
Morgan Stanley Capital I Trust	02/27/20	1.250%(M)		477	*	27	—	27	Goldman Sachs International
Octagon CLO	02/27/20	1.000%(M)		18	*	16	—	16	Goldman Sachs International
Permira Advisers LLC	02/27/20	0.500%(M)	EUR	533	*	263	—	263	Goldman Sachs International
Structured Agency Credit Risk	02/28/20	1.250%(M)		671	*	675	—	675	Goldman Sachs International
Trimaran CLO	02/27/20	1.000%(M)		259	*	230	—	230	Goldman Sachs International
Voya CLO	02/27/20	1.000%(M)		192	*	171	—	171	Goldman Sachs International
Wamu POA	02/28/20	1.250%(M)		150	*	151	—	151	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/20	1.250%(M)		877	*	49	—	49	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/20	1.250%(M)		163	*	9	—	9	Goldman Sachs International
Wells Fargo Home Equity	02/28/20	1.250%(M)		238	*	239	—	239	Goldman Sachs International
						$17,056	$—	$17,056

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Hellenic Republic	06/20/23	1.000%(Q)	1,000	$ (13,584)	$ 67,261	$ (80,845)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	(124,699)	(75,754)	(48,945)	Bank of America, N.A.
Republic of Argentina	06/20/21	5.000%(Q)	3,315	1,936,759	1,079,239	857,520	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)	1,450	847,149	482,320	364,829	Barclays Bank PLC
Republic of Argentina	06/20/22	5.000%(Q)	1,200	710,487	596,350	114,137	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	(68,168)	42,699	(110,867)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,400	(22,262)	6,026	(28,288)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	(22,024)	14,793	(36,817)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(7,315)	5,511	(12,826)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(7,315)	5,052	(12,367)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	(7,235)	1,821	(9,056)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	(3,816)	1,033	(4,849)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	440	(3,795)	3,029	(6,824)	Citibank, N.A.
				$3,214,182	$2,229,380	$ 984,802

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T INC	06/20/20	1.000%(Q)		5,000	0.143%	$ 22,653	$ 16,622	$ 6,031	BNP Paribas S.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	2,300	0.146%	11,586	8,338	3,248	Citibank, N.A.
General Electric Co.	03/20/20	1.000%(Q)		3,280	0.246%	7,271	3,590	3,681	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/20	1.000%(Q)		8,835	0.288%	35,022	24,646	10,376	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		1,000	0.784%	8,296	(83,909)	92,205	Bank of America, N.A.
Hellenic Republic	12/20/23	1.000%(Q)		10,000	0.884%	55,418	(1,012,999)	1,068,417	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		1,000	1.002%	1,098	(178,554)	179,652	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)		10,000	1.296%	(150,264)	(1,564,075)	1,413,811	Bank of America, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	12/20/25	1.000%(Q)	3,700	1.296%	$ (55,598)	$ (578,915)	$ 523,317	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	885	0.604%	15,984	3,563	12,421	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	0.283%	110,170	52,331	57,839	Bank of America, N.A.
Petroleo Brasileiro SA	03/20/20	1.000%(Q)	2,180	0.193%	4,989	1,739	3,250	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	1.604%	(175,017)	(961,652)	786,635	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	1.604%	(21,577)	(50,566)	28,989	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	1.604%	(21,391)	(60,178)	38,787	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	1.604%	(7,130)	(20,556)	13,426	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	1.604%	(7,130)	(20,184)	13,054	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	1.604%	(7,037)	(16,571)	9,534	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	1.604%	(3,611)	(8,459)	4,848	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	2.236%	(24,250)	(40,577)	16,327	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	3,315	142.490%	(1,971,974)	(1,444,986)	(526,988)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	1,450	142.490%	(862,553)	(644,847)	(217,706)	Barclays Bank PLC
Republic of Argentina	06/20/24	5.000%(Q)	1,200	142.490%	(713,836)	(650,693)	(63,143)	Citibank, N.A.
Republic of Ecuador	12/20/20	5.000%(Q)	1,000	12.381%	(55,174)	(23,405)	(31,769)	Barclays Bank PLC
Republic of Indonesia	09/20/20	1.000%(Q)	8,000	0.126%	54,402	(131,180)	185,582	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.814%	29,249	(165,560)	194,809	Bank of America, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.240%	$ 58,545	$ 44,514	$ 14,031	BNP Paribas S.A.
United Mexican States	12/20/20	1.000%(Q)	7,000	0.254%	54,790	(60,563)	115,353	Goldman Sachs International
					$(3,607,069)	$(7,563,086)	$3,956,017

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	174,375	$(223,219)	$(114,070)	$109,149

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	120,600	0.504%	$3,184,865	$2,948,006	$(236,859)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.Beijing 1Y 30% - 100%††	12/20/20	0.000%	23,800	*	$ (2,483)	$ (12,267)	$ 9,784	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	10,000	*	209,298	109,751	99,547	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	41,860	(64,899)	106,759	JPMorgan Securities LLC
					$248,675	$ 32,585	$216,090
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	66,745	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	$ —	$ (76,902)	$ (76,902)
BRL	18,614	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	153,700	153,700

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	21,128	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	$ —	$ 183,630	$ 183,630
BRL	17,000	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	185,471	185,471
CNH	51,840	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	184	96,587	96,403
CNH	147,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	272,443	272,443
CNH	43,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(40)	92,408	92,448
CNH	37,800	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23)	60,461	60,484
EUR	79,640	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(190,612)	(102,179)	88,433
EUR	17,665	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(92,520)	(146,951)	(54,431)
EUR	20,545	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	43,876	(317,224)	(361,100)
EUR	15,410	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(342,416)	(659,384)	(316,968)
EUR	6,595	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	395,138	(940,557)	(1,335,695)
EUR	3,985	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	139,351	(823,879)	(963,230)
EUR	350	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	76,560	76,784	224
EUR	2,955	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	109,595	(782,155)	(891,750)
EUR	475	05/11/43	1.350%(A)	6 Month EURIBOR(1)(S)	4,934	(130,007)	(134,941)
GBP	4,050	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(128,381)	(118,529)	9,852
GBP	4,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(91,874)	(183,218)	(91,344)
GBP	4,465	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(300,329)	(336,599)	(36,270)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(61,374)	(130,270)	(68,896)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	7,870,930	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	$ —	$ (14,300)	$ (14,300)
	238,735	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	50,769	(1,640,194)	(1,690,963)
	2,064,435	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	37,134,218	820,698	(36,313,520)
	35,645	05/11/21	1.600%(S)	3 Month LIBOR(2)(Q)	(118,996)	22,033	141,029
	559,908	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	2,538,590	2,538,590
	206,953	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(352,073)	(273,775)	78,298
	540,245	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	517,187	184,165	(333,022)
	387,600	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	1,619,760	932,354	(687,406)
	16,120	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(475,643)	(475,643)
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(449,434)	(451,670)
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(418,816)	(418,816)
	153,360	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(2,649,463)	(5,293,736)	(2,644,273)
	301,715	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	866,133	(13,024,811)	(13,890,944)
	89,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	307,192	(3,868,120)	(4,175,312)
	36,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(584,659)	(2,279,298)	(1,694,639)
	99,875	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	263,894	(4,752,338)	(5,016,232)
	4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	(215,861)	(216,042)
	44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	453	(2,175,511)	(2,175,964)
	18,415	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	15,095	(1,280,789)	(1,295,884)
	16,810	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(1,551,686)	(1,551,686)
	330,667	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(228,936)	(28,939,357)	(28,710,421)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
188,411	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	$ 132,018	$ (17,761,356)	$ (17,893,374)
16,820	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	24,286	(1,116,866)	(1,141,152)
14,145	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	252	(998,617)	(998,869)
52,572	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	667,355	(2,234,543)	(2,901,898)
53,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	38,163	(2,589,474)	(2,627,637)
12,575	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(672,890)	(672,890)
23,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(15,258)	(1,421,041)	(1,405,783)
9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(421,034)	(421,034)
305,886	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(3,762,047)	(35,604,351)	(31,842,304)
84,670	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(333,232)	(10,452,170)	(10,118,938)
183,270	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	(2,212,573)	(8,945,522)	(6,732,949)
5,300	05/11/40	2.200%(S)	3 Month LIBOR(1)(Q)	(257,422)	(519,878)	(262,456)
4,570	08/21/44	3.190%(S)	3 Month LIBOR(1)(Q)	(315,884)	(1,486,945)	(1,171,061)
36,820	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	2,359,433	(5,492,023)	(7,851,456)
95	05/11/49	2.500%(A)	1 Day USOIS(1)(A)	(16,853)	(24,634)	(7,781)
				$32,713,298	$(155,523,543)	$(188,236,841)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
10,720	02/22/49	2.311%(S)	1 Week MUNIPSA(1)(Q)	$(2,393,770)	$—	$(2,393,770)	JPMorgan Chase Bank, N.A.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	3,630	$(12,397)	$(9,107)	$(3,290)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of CDX.Beijing 1Y 30%-100% Index credit default swap with Citibank, N.A, as of January 31, 2020, termination date 12/20/20:
Credit Default Swaps:

Reference Entity/Obligation			Notional #	Value	% of Total Index Value
	SoftBank Group Corp.	JPY	1,000,000	(54)	1.08%
	Toll Brothers, Inc.		1,000,000	(441)	1.08%
	PulteGroup, Inc.		1,000,000	(544)	1.08%
	Prudential Financial, Inc.		1,000,000	(710)	1.08%
	Whirlpool Corporation		1,000,000	(714)	1.08%
	American International Group, Inc.		1,000,000	(755)	1.08%
	Societe Generale	EUR	1,000,000	(788)	1.08%
	ENI S.P.A.	EUR	1,000,000	(795)	1.08%
	Viacom Inc.		1,000,000	(821)	1.08%
	Kroger Co. (The)		1,000,000	(832)	1.08%
	CIT Group, Inc.		1,000,000	(853)	1.08%
	BNP PARIBAS	EUR	1,000,000	(864)	1.08%
	NXP B.V.	EUR	1,000,000	(884)	1.08%
	M.D.C. Holdings, Inc.		1,000,000	(920)	1.08%
	Sherwin-Williams Company (The)		1,000,000	(924)	1.08%
	J. Sainsbury PLC	EUR	1,000,000	(943)	1.08%
	Lennar Corp.		1,000,000	(945)	1.08%
	Lincoln National Corp.		1,000,000	(946)	1.08%
	Conagra Brands, Inc.		1,000,000	(958)	1.08%
	Amkor Technology, Inc.		1,000,000	(961)	1.08%
	Vodaphone Group PLC	EUR	1,000,000	(967)	1.08%
	YUM! Brands, Inc.		1,000,000	(1,006)	1.08%
	Royal Caribbean Cruises Ltd.		1,000,000	(1,014)	1.08%
	HCA, INC.		1,000,000	(1,026)	1.08%
	TESCO PLC	EUR	1,000,000	(1,029)	1.08%
	Stonegate Pub Company Financing PLC	EUR	1,000,000	(1,043)	1.08%
	Schaeffler Finance B.V.	EUR	1,000,000	(1,045)	1.08%
	WPP 2005 Limited	EUR	1,000,000	(1,075)	1.08%
	Expedia Group, Inc.		1,000,000	(1,080)	1.08%
	Australia and New Zealand Banking Group Limited		1,000,000	(1,108)	1.08%
	McKesson Corporation		1,000,000	(1,113)	1.08%
	Newell Brands Inc.		1,000,000	(1,114)	1.08%
	Stora Enso Oyj	EUR	1,000,000	(1,139)	1.08%
	Ally Financial Inc.		1,000,000	(1,159)	1.08%
	Commonwealth Bank of Australia		1,000,000	(1,161)	1.08%
	AES Corp. (The)		1,000,000	(1,192)	1.08%
	Arconic Inc.		1,000,000	(1,233)	1.08%
	Sealed Air Corp.		1,000,000	(1,238)	1.08%
	Gap, Inc. (The)		1,000,000	(1,273)	1.08%
	National Australia Bank Limited		1,000,000	(1,287)	1.08%
	United Rentals (North America), Inc.		1,000,000	(1,291)	1.08%
	Nordstrom, Inc.		1,000,000	(1,291)	1.08%
	WESTPAC Banking Corp.		1,000,000	(1,334)	1.08%
	HeidelbergCement AG	EUR	1,000,000	(1,337)	1.08%
	International Lease Finance Corp.		1,000,000	(1,393)	1.08%
	Anheuser-Busch InBev	EUR	1,000,000	(1,441)	1.08%
	Bank of America Corp.		1,000,000	(1,476)	1.08%
	British Telecommunications PLC	EUR	1,000,000	(1,491)	1.08%
	Cardinal Health, Inc.		1,000,000	(1,515)	1.08%
	Meritor, Inc.		1,000,000	(1,521)	1.08%
				$(52,044)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).